   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 29, 1996
                                                       REGISTRATION NOS. 2-99715
                                                                811-4386
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                   FORM N-1A

        REGISTRATION STATEMENT UNDER
           THE SECURITIES ACT OF 1933                                 /X/
           Post-Effective Amendment No. 39                            /X/
                                       and
        REGISTRATION STATEMENT UNDER
           THE INVESTMENT COMPANY ACT OF 1940                         /X/
           Amendment No. 40                                           /X/

                          VAN KAMPEN AMERICAN CAPITAL
                                 TAX FREE TRUST
 (Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

              One Parkview Plaza, Oakbrook Terrace, Illinois 60181
                    (Address of Principal Executive Offices)

                                 (708) 684-6000
                        (Registrant's Telephone Number)

                             Ronald A. Nyberg, Esq.
                           Executive Vice President,
                         General Counsel and Secretary,
                       Van Kampen American Capital, Inc.
                               One Parkview Plaza
                           Oakbrook Terrace, IL 60181
                    (Name and Address of Agent for Service)

                                   Copies to:
                             Wayne W. Whalen, Esq.
                              Thomas A. Hale, Esq.
                      Skadden, Arps, Slate, Meagher & Flom
                             333 West Wacker Drive
                               Chicago, IL 60606
                                 (312) 407-0700
                            ------------------------

     Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.
                            ------------------------

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE
BOX)

          / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

          / / ON (DATE) PURSUANT TO PARAGRAPH (B)

          /X/ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

          / / ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

          / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

          / / ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

     IF APPROPRIATE CHECK THE FOLLOWING:
          / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
              A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                       DECLARATION PURSUANT TO RULE 24F-2

     REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES AND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION A FORM 24F-2 FOR ITS FISCAL YEAR ENDING DECEMBER 31, 1995 ON FEBRUARY 28, 1996.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE


     This Registration Statement contains one Prospectus and one Statement of Additional Information describing one of the twelve series of the Registrant. The Registration Statement is organized as follows:


     Facing Page


     Cross Reference Sheet with respect to Van Kampen American Capital
      Intermediate Term Municipal Income Fund (formerly known as Van Kampen American Capital Limited Term Municipal Income Fund)



     Prospectus relating to Van Kampen American Capital Intermediate Term
      Municipal Income Fund



     Statement of Additional Information relating to Van Kampen American Capital
      Intermediate Term Municipal Income Fund.



     Part C Information


     Exhibits
                           -------------------------

     The Prospectus and Statement of Additional Information with respect to each of Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund, four other series of the Registrant, included in Post-Effective Amendment No. 31 to the Registration Statement of the Registrant are included herein by reference and no changes thereto are affected hereby.


     The Prospectus and Statement of Additional Information with respect to each of Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital California Insured Tax Free Fund and Van Kampen American Capital Municipal Income Fund, three other series of the Registrant, included in Post-Effective Amendment No. 37 to the Registration Statement of the Registrant are included herein by reference and no changes thereto are affected hereby.



     The Prospectus and Statement of Additional Information with respect to each of Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund, Van Kampen American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund, four other series of the Registrant, included in Post-Effective Amendment No. 38 to the Registration Statement of the Registrant are included herein by reference and no changes thereto are effected hereby.

      VAN KAMPEN AMERICAN CAPITAL INTERMEDIATE TERM MUNICIPAL INCOME FUND


  (FORMERLY KNOWN AS VAN KAMPEN AMERICAN CAPITAL LIMITED TERM MUNICIPAL INCOME
                                     FUND)


                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)


                  ITEM NUMBER OF
                    FORM N-1A                             LOCATION OR CAPTION
           ----------------------------  ------------------------------------------------------
PART A
Item 1.    Cover Page..................  Cover Page
Item 2.    Synopsis....................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                         ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item 3.    Condensed Financial
             Information...............  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                         OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                         FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                         INFORMATION
Item 4.    General Description of
             Registrant................  PROSPECTUS SUMMARY; THE FUND; INVESTMENT OBJECTIVE AND
                                         POLICIES; MUNICIPAL SECURITIES; INVESTMENT PRACTICES;
                                         SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                         FUND; ADDITIONAL INFORMATION
Item 5.    Management of the Fund......  ANNUAL FUND OPERATING EXPENSES AND EXAMPLE; INVESTMENT
                                         PRACTICES; INVESTMENT ADVISORY SERVICES; ALTERNATIVE
                                         SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                         SERVICES; ADDITIONAL INFORMATION
Item 6.    Capital Stock and
             Other Securities..........  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES; THE
                                         DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                         ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                         SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                         FUND; ADDITIONAL INFORMATION
Item 7.    Purchase of Securities
             Being Offered.............  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                         ARRANGEMENTS; PURCHASE OF SHARES; THE DISTRIBUTION AND
                                         SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                         ADDITIONAL INFORMATION
Item 8.    Redemption or Repurchase....  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                         REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item 9.    Pending Legal Proceedings...  Not Applicable

                  ITEM NUMBER OF
                    FORM N-1A                             LOCATION OR CAPTION
           ----------------------------  ------------------------------------------------------
PART B
Item 10.   Cover Page..................  Cover Page
Item 11.   Table of Contents...........  Table of Contents
Item 12.   General Information
             and History...............  The Fund and the Trust
Item 13.   Investment Objectives
             and Policies..............  Investment Policies and Restrictions; Additional
                                         Investment Considerations
Item 14.   Management of the Fund......  Officers and Trustees
Item 15.   Control Persons and
             Principal Holders of
             Securities................  Shares of the Fund; Officers and Trustees
Item 16.   Investment Advisory and
             Other Services............  Contained in Prospectus under captions: INVESTMENT
                                         ADVISORY SERVICES; ALTERNATIVE SALES ARRANGEMENTS;
                                         PURCHASE OF SHARES; THE DISTRIBUTION AND SERVICE
                                         PLANS; Custodian and Independent Auditors; Investment
                                         Advisory and Other Services; Officers and Trustees;
                                         The Distributor; Legal Counsel; Notes to Financial
                                         Statements
Item 17.   Brokerage Allocation........  Portfolio Transactions and Brokerage Allocation
Item 18.   Capital Stock and
             Other Securities..........  Contained in the Prospectus under caption: DESCRIPTION
                                         OF SHARES OF THE FUND; The Fund and the Trust
Item 19.   Purchase, Redemption and
             Pricing of Securities
             Being
             Offered...................  Contained in Prospectus under captions: ALTERNATIVE
                                         SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                         SERVICES; REDEMPTION OF SHARES
Item 20.   Tax Status..................  Contained in Prospectus under captions: TAX STATUS;
                                         Tax Status of the Fund
Item 21.   Underwriters................  The Distributor; Notes to Financial Statements
Item 22.   Calculations of Performance
             Data......................  Continued in Prospectus under caption: FUND
                                         PERFORMANCE; Performance Information
Item 23.   Financial Statements........  Contained in the Prospectus under the caption:
                                         FINANCIAL HIGHLIGHTS; Independent Auditors' Report;
                                         Financial Statements; Notes to Financial Statements;
                                         Officers and Trustees

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFER TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BY ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                SUBJECT TO COMPLETION -- DATED FEBRUARY 29, 1996

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL

                    INTERMEDIATE TERM MUNICIPAL INCOME FUND

------------------------------------------------------------------------------


    Van Kampen American Capital Intermediate Term Municipal Income Fund, formerly known as Van Kampen American Capital Limited Term Municipal Income Fund (the "Fund"), is a separate diversified series of Van Kampen American Capital Tax Free Trust, an open-end management investment company, commonly known as a mutual fund. The Fund's investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund will seek to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group or Baa or higher by Moody's Investors Service, Inc. or comparably rated by any other nationally recognized statistical ratings organization. The Fund may invest the remainder of its total assets in municipal securities rated below investment grade and in unrated municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations.

                                                       (Continued on next page.)
                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------
    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    A Statement of Additional Information, dated April 29, 1996, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666, or for Telecommunication Device For the Deaf at (800) 772-8889.


                               ------------------
                         VAN KAMPEN AMERICAN CAPITAL (SM)

                               ------------------
                    THIS PROSPECTUS IS DATED APRIL 29, 1996.

(Continued from previous page.)


  Under normal market conditions, the Fund anticipates that it will maintain a dollar-weighted average life of its portfolio to between 3 and 10 years. Municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the alternative minimum tax. There is no assurance that the Fund will achieve its investment objective.


  The Fund's investment adviser is Van Kampen American Capital Investment Advisory Corp. This Prospectus sets forth certain information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.

  The Fund is offering three classes of its shares (the "Alternative Sales Arrangements") which may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.


  Each class of shares pays ongoing distribution and service fees at an aggregate annual rate of (i) for Class A Shares, up to 0.25% of the Fund's average daily net assets attributable to the Class A Shares, (ii) for Class B Shares, up to 1.00% of the Fund's average daily net assets attributable to the Class B Shares and (iii) for Class C Shares, up to 1.00% of the Fund's average daily net assets attributable to the Class C Shares. Investors should understand that the purpose and function of the deferred sales charge and the distribution and service fees with respect to the Class A Share accounts over $1 million, Class B Shares and Class C Shares are the same as those of the initial sales charge and distribution and service fees with respect to the Class A Shares accounts below $1 million. Each share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. Class B Shares and Class C Shares will automatically convert to Class A Shares six years or ten years, respectively, after the end of the calendar month in which the investor's order to purchase was accepted, in the circumstances and subject to the qualifications described in this Prospectus. The purpose of the conversion feature is to relieve the holders of Class B Shares and Class C Shares after such period from the higher aggregate distribution and service fees applicable to Class B Shares. See "Alternative Sales Arrangements" and "Purchase of Shares."

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                  PAGE
                                                                  ----
Prospectus Summary.............................................     4
Shareholder Transaction Expenses...............................     7
Annual Fund Operating Expenses and Example.....................     8
Financial Highlights...........................................    10
The Fund.......................................................    11
Investment Objective and Policies..............................    11
Municipal Securities...........................................    13
Investment Practices...........................................    18
Investment Advisory Services...................................    22
Alternative Sales Arrangements.................................    23
Purchase of Shares.............................................    25
Shareholder Services...........................................    35
Redemption of Shares...........................................    39
The Distribution and Service Plans.............................    42
Distributions from the Fund....................................    44
Tax Status.....................................................    46
Fund Performance...............................................    49
Description of Shares of the Fund..............................    50
Additional Information.........................................    51


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------


THE FUND. Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company organized as a Delaware business trust. See "The Fund."


MINIMUM PURCHASE. $500 minimum initial investment for each class of shares and $25 minimum for each subsequent investment for each class of shares (or less as described under "Purchase of Shares").

INVESTMENT OBJECTIVE. The Fund's investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital.


INVESTMENT POLICIES. The Fund will seek to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by any other nationally recognized statistical ratings organization ("NRSRO"). The Fund may invest the remainder of its total assets in municipal securities rated below investment grade and in unrated municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. Securities rated below investment grade and unrated securities determined by the Fund's investment adviser to be of comparable quality commonly are referred to as "junk bonds". Under normal market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between 3 and 10 years. There is no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."


  Municipal securities in which the Fund may invest include fixed and variable rate securities, municipal notes, municipal leases, tax exempt commercial paper, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined herein) in which the Fund may engage. The Fund may invest up to 15% of its total assets in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range or capped floaters, whose rates are subject to periodic or lifetime caps. The net asset value per share of the Fund may increase or decrease depending on changes in interest rates and other factors affecting the municipal securities markets. See "Municipal Securities."

INVESTMENT PRACTICES. The Fund also may use various investment techniques including engaging in Strategic Transactions and entering into when-issued or delayed delivery transactions. Such transactions entail certain risks. See "Municipal Securities" and "Investment Practices." The Fund may invest an unlimited portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. See "Tax Status."

INVESTMENT RESULTS. The investment results of the Fund since its inception are shown in the table of "Financial Highlights."

ALTERNATIVE SALES ARRANGEMENTS. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund. To assist investors in making this determination, the table under the caption "Annual Fund Operating Expenses and Example" sets forth examples of the charges applicable to each class of shares.

  The Fund currently offers three classes of shares which may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of the purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "CDSC Shares".

  Class A Shares. Class A Shares are subject to an initial sales charge equal to 3.25% of the public offering price (3.36% of the net amount invested), reduced on investments of $25,000 or more. Class A Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets attributable to the Class A Shares. Certain purchases of Class A Shares qualify for reduced or no initial sales charges and may be subject to a CDSC.

  Class B Shares. Class B Shares do not incur a sales charge when they are purchased, but generally are subject to a sales charge if redeemed within four years of purchase. Class B Shares are subject to a CDSC equal to 3.00% of the lesser of the then current net asset value or the original purchase price on Class B Shares redeemed during the first year after purchase, which charge is reduced each year thereafter. Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B Shares. Class B Shares automatically will convert to Class A Shares six years after the end of the calendar month in which the investor's order to purchase was accepted.

  Class C Shares. Class C Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within the first year after purchase. Class C Shares are subject to a CDSC equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C Shares redeemed during the first year after purchase. Class C Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class C Shares. Class C Shares automatically will convert to Class A Shares ten years after the end of the calendar month in which the investor's order to purchase was accepted.


REDEMPTION. Class A Shares may be redeemed at net asset value, without charge, subject to conditions set forth herein. CDSC Shares may be redeemed at net asset value less a deferred sales charge which will vary among each class of CDSC Shares and with the length of time a redeeming shareholder has owned such shares. CDSC Shares redeemed after the expiration of the CDSC period applicable to the respective class of CDSC Shares will not be subject to a deferred sales charge. See "Redemption of Shares."

INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. is the investment adviser for the Fund. See "Investment Advisory Services."

DISTRIBUTOR.  Van Kampen American Capital Distributors, Inc.

DISTRIBUTIONS FROM THE FUND. Distributions from net investment income are declared daily and paid monthly; net realized capital gains, if any, are distributed annually. Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount except that the different distribution and service fees and administrative expenses relating to each class of shares will be borne exclusively by that class. See "Distributions from the Fund."

    The above is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                               CLASS A       CLASS B          CLASS C
                               SHARES         SHARES           SHARES
                               -------     ------------     ------------
Maximum sales charge imposed
  on purchases (as a
  percentage of the offering
  price).....................   3.25%(1)       None             None
Maximum sales charge imposed
  on reinvested dividends (as
  a percentage of the
  offering price)............    None        None(3)          None(3)
Deferred sales charge (as a
  percentage of the lesser of
  the original purchase price
  or redemption proceeds)....    None(2)       Year             Year
                                             1--3.00%         1--1.00%
                                               Year         After--None
                                             2--2.50%
                                               Year
                                             3--2.00%
                                               Year
                                             4--1.00%
                                           After--None
Redemption fees (as a
  percentage of amount
  redeemed)..................    None          None             None
Exchange fees................    None          None             None

----------------
(1) Reduced on investments of $25,000 or more. See "Purchase of Shares -- Class A Shares."

(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a contingent deferred sales charge of 1.00% may be imposed on redemptions made within one year of the purchase.


(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "The Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                              CLASS A     CLASS B     CLASS C
                                              SHARES      SHARES      SHARES
                                              -------     -------     -------
Management fees(1) (as a percentage of
  average daily net assets).................   [0.00%       0.00%       0.00%]
12b-1 fees (as a percentage of average daily
  net assets)(2)............................   [0.25%       1.00%       1.00%]
Other expenses(1) (as a percentage of
  average daily net assets).................   [0.67%       0.71%       0.72%]
Total expenses(1) (as a percentage of
  average daily net assets).................   [0.92%       1.71%       1.72%]


----------------

(1) [Expenses include a waiver of $179,781 of "Management fees" and assumption of "Other expenses" of $202,666 by the Adviser. If the Adviser did not waive fees for the fiscal year ending December 31, 1994, the "Management fees" would have been 0.50% for each class of shares, "Other expenses" would have been 0.82% for Class A Shares, 0.82% for Class B Shares and 0.83% for Class C Shares and "Total expenses" would have been 1.57% for Class A Shares, 2.32% for Class B Shares and 2.33% for Class C Shares.]



(2) [Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund to the selling broker as compensation for on-going services rendered to investors. With respect to each class of shares, amounts in excess of 0.25% represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation. As of June 30, 1995, the Board of Trustees of the Trust reduced 12b-1 and service fees for the Fund's Class A Shares to 0.25%. See "The Distribution and Service Plans."]

EXAMPLE:


                                             ONE     THREE   FIVE      TEN
                                             YEAR    YEARS   YEARS    YEARS
                                             ----    -----   -----    -----
You would pay the following expenses on a
 $1,000 investment, assuming (i) an
 operating expense ratio of 0.92% for Class
 A Shares, 1.71% for Class B Shares and
 1.72% for Class C Shares (ii) 5% annual
 return and (iii) redemption at the end of
 each time period:
  Class A Shares...........................  $[42     $61     $82     $ 142]
  Class B Shares...........................  $[47     $74     $93     $ 162*]
  Class C Shares...........................  $[27     $54     $93     $ 203]
You would pay the following expenses on the
  same $1,000 investment assuming no
  redemption at the end of each period:
  Class A Shares...........................  $[42     $61     $82     $ 142]
  Class B Shares...........................  $[17     $54     $93     $ 162*]
  Class C Shares...........................  $[17     $54     $93     $ 203]


----------------

* Based on conversion to Class A Shares after six years.

  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years. As Fund assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the "Annual Fund Operating Expenses" table. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. Class B Shares acquired through the exchange privilege are subject to the deferred sales charge schedule relating to the Class B Shares of the Fund from which the purchase of Class B Shares was originally made. Accordingly, future expenses as projected could be higher than those determined in the above table if the investor's Class B Shares were exchanged from a fund with a higher contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER THAN OR LESS THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Investment Advisory Services" and "The Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the period)
--------------------------------------------------------------------------------

The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their reports thereon appear in the Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statement of Additional Information.

                                                                                                                          CLASS B
                                                                                         CLASS A SHARES                    SHARES
                                                                           -------------------------------------------  ------------
                                                                                                         MAY 28, 1993
                                                                                                         (COMMENCEMENT
                                                                                                         OF INVESTMENT
                                                                                                          OPERATIONS)
                                                                            YEAR ENDED     YEAR ENDED         TO         YEAR ENDED
                                                                           DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                               1995           1994           1993           1995
                                                                           ------------   ------------   -------------  ------------
Net Asset Value, Beginning of Period......................................   $              $ 10.145        $ 9.700       $
                                                                               ------         ------         ------         ------
 Net Investment Income....................................................                      .489           .278
 Net Realized and Unrealized Gain/Loss on Investments.....................                     (.815)          .462
                                                                               ------         ------         ------         ------
Total from Investment Operations..........................................                     (.326)          .740
                                                                               ------         ------         ------         ------
Less:
 Distributions from Net Investment Income.................................                      .489           .273
 Distributions from Net Realized Gain on Investments......................                        --           .022
                                                                               ------         ------         ------         ------
Total Distributions.......................................................                      .489           .295
                                                                               ------         ------         ------         ------
Net Asset Value, End of Period............................................   $              $  9.330        $10.145       $
                                                                           ==========     ==========     ============   ==========
Total Return (Non-annualized)(1)..........................................                    (3.32%)         7.75%
Net Assets at End of Period (in millions).................................   $              $   15.7        $  14.0       $
Ratio of Expenses to Average Net Assets (annualized)(1)...................                      .67%           .14%
Ratio of Net Investment Income to Average Net Assets (annualized)(1)......                     5.07%          4.78%
Portfolio Turnover........................................................                   274.43%         85.56%


                                                                                                            CLASS C

                                                                                                             SHARES
                                                                                           MAY 28, 1993   ------------
                                                                                           (COMMENCEMENT
                                                                                           OF INVESTMENT
                                                                                            OPERATIONS)
                                                                             YEAR ENDED         TO         YEAR ENDED
                                                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                                1994           1993           1995
                                                                            ------------   -------------  ------------
Net Asset Value, Beginning of Period......................................    $ 10.137        $ 9.700       $
                                                                                ------         ------         ------
 Net Investment Income....................................................        .417           .233
 Net Realized and Unrealized Gain/Loss on Investments.....................       (.818)          .460
                                                                                ------         ------         ------
Total from Investment Operations..........................................       (.401)          .693
                                                                                ------         ------         ------
Less:
 Distributions from Net Investment Income.................................        .417           .234
 Distributions from Net Realized Gain on Investments......................          --           .022
                                                                                ------         ------         ------
Total Distributions.......................................................        .417           .256
                                                                                ------         ------         ------
Net Asset Value, End of Period............................................    $  9.319        $10.137       $
                                                                            ==========     ============   ==========
Total Return (Non-annualized)(1)..........................................      (4.04%)         7.23%
Net Assets at End of Period (in millions).................................    $   17.7        $  13.9       $
Ratio of Expenses to Average Net Assets (annualized)(1)...................       1.43%           .92%
Ratio of Net Investment Income to Average Net Assets (annualized)(1)......       4.30%          3.95%
Portfolio Turnover........................................................     274.43%         85.56%


                                                                                           OCTOBER 19, 1993
                                                                                            (COMMENCEMENT
                                                                                           OF DISTRIBUTION)
                                                                             YEAR ENDED           TO
                                                                            DECEMBER 31,     DECEMBER 31,
                                                                                1994             1993
                                                                            ------------   ----------------
Net Asset Value, Beginning of Period......................................    $ 10.134         $ 10.250
                                                                                ------           ------
 Net Investment Income....................................................        .419             .091
 Net Realized and Unrealized Gain/Loss on Investments.....................       (.822)           (.098)
                                                                                ------           ------
Total from Investment Operations..........................................       (.403)           (.007)
                                                                                ------           ------
Less:
 Distributions from Net Investment Income.................................        .417             .087
 Distributions from Net Realized Gain on Investments......................          --             .022
                                                                                ------           ------
Total Distributions.......................................................        .417             .109
                                                                                ------           ------
Net Asset Value, End of Period............................................    $  9.314         $ 10.134
                                                                            ==========     ============
Total Return (Non-annualized)(1)..........................................      (4.04%)           (.10%)
Net Assets at End of Period (in millions).................................    $    4.7         $    0.3
Ratio of Expenses to Average Net Assets (annualized)(1)...................       1.43%             .97%
Ratio of Net Investment Income to Average Net Assets (annualized)(1)......       4.34%            4.05%
Portfolio Turnover........................................................     274.43%           85.56%

----------------

(1) If certain expenses had not been assumed or waived by the investment adviser, total return would have been lower and the ratios would have been as follows:

  Ratio of Expenses to Average Net Assets (annualized)....................                     1.75%          2.21%
  Ratio of Net Investment Income to Average Net Assets (annualized).......                     3.99%          2.70%

  Ratio of Expenses to Average Net Assets (annualized)....................       2.50%          2.98%
  Ratio of Net Investment Income to Average Net Assets (annualized).......       3.24%          1.89%

  Ratio of Expenses to Average Net Assets (annualized)....................       2.46%            2.97%
  Ratio of Net Investment Income to Average Net Assets (annualized).......       3.31%            2.06%

                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------


  Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company, commonly known as a "mutual fund," organized as a Delaware business trust. Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.


  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser and its affiliates also manage other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.

------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------


  The investment objective of the Fund is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund's investment objective may not be changed without shareholder approval. The Fund will seek to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment. The Fund may invest the remainder of its total assets in municipal securities rated below investment grade and in unrated municipal securities believed by the Fund's investment adviser to be comparable quality, which involve special risk considerations. Securities rated below investment grade and unrated securities determined by the Fund's investment adviser to be of comparable quality commonly are referred to as "junk bonds". Under normal market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between 3 and 10 years. There is no limit with respect to the expected life or stated maturity of individual municipal securities in which the Fund may invest. The Fund's policies with respect to ratings and portfolio life are not fundamental policies, and thus may be changed by the Trustees without shareholder approval. See "Municipal Securities."



  The Fund intends to invest at least 65% of its total assets in municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by any other nationally recognized statistical rating organization ("NRSRO") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. Securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. According to published guidelines, securities rated Baa by Moody's are considered by Moody's as medium grade obligations. Such securities are, in the opinion of Moody's, neither highly protected nor poorly secured. Interest payments and principal security appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the opinion of Moody's they lack outstanding investment characteristics and in fact have speculative characteristics as well. For a description of S&P's and Moody's ratings see the Statement of Additional Information. From time to time, the Fund also may invest up to 10% of its assets in tax exempt money market funds for cash management purposes. Such instruments will be treated as investments in municipal securities.


  The Fund may invest the remainder of its total assets in municipal securities rated below investment grade at the time of investment and unrated municipal securities that the Adviser considers to be of comparable quality to such securities. According to published guidelines, securities rated below investment grade are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While in the opinion of S&P such securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. According to published guidelines, securities rated below investment grade are regarded by Moody's as generally lacking characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may, in the opinion of Moody's, be small. Securities rated below investment grade commonly are referred to as "junk bonds." For a description of S&P's and Moody's ratings see the Statement of Additional Information.



  The foregoing policies with respect to credit quality of portfolio investments will apply only at the time of purchase of a security, and the Fund will not be required to dispose of a security in the event that S&P or Moody's (or any other NRSRO) downgrades its assessment of the credit characteristics of a particular issuer. In determining whether the Fund will retain or sell such a security, the Adviser may consider such factors as the Adviser's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other NRSRO.



  Under current market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between 3 and 10 years. Generally, a portfolio of municipal securities having intermediate dollar-weighted average life tends to produce a higher level of income than a portfolio of municipal securities having a shorter dollar-weighted average life and has less net asset value volatility than a portfolio of municipal securities having a longer dollar-weighted average life, although such differences cannot be assured. In addition, market prices of municipal securities with intermediate maturities generally fluctuate more in response to changes in interest rates than do market prices of municipal securities with shorter maturities but generally fluctuate less than market prices of municipal securities with longer maturities. Based on the foregoing, the Adviser believes that under current market conditions the yield and price characteristics of a municipal securities portfolio with a dollar-weighted average life of 3 to 10 years generally offer an attractive balance between income and interest rate risk. In certain market conditions, however, such a portfolio may be less attractive because of differences in yield between municipal securities of different maturities due to supply and demand forces, monetary and tax policies and investor expectations. In the event of sustained market conditions that make it less desirable to maintain a dollar-weighted average portfolio life of 3 to 10 years, the Board of Trustees of the Trust, after consultation with the Adviser, may change the investment policy of the Fund with respect to the dollar-weighted average life of the portfolio. The Fund's investment policy with respect to the dollar-weighted average life of its portfolio is not a fundamental policy, and may be changed by the Trustees without obtaining shareholder approval. There is no limitation with respect to the expected life or stated maturity of individual municipal securities in the Fund's portfolio.


  An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, certain interstate agencies and certain territories of the United States, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. Under normal market conditions, up to 100% but not less than 80%, of the Fund's net assets will be invested in municipal securities. The foregoing is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. The Fund will not invest more than 15% of its total assets in derivative municipal securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets, and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed-income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-income securities generally can be expected to decline. Volatility may be greater during periods of general economic uncertainty.


  The Fund will invest at least 65% of its total assets in municipal securities rated investment grade at the time of investment; however, such municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund.



  The Fund may invest the remainder of its total assets in municipal securities rated at the time of investment below investment grade or in unrated municipal securities considered by the Adviser to be of comparable quality to such securities. Securities rated below investment grade commonly are referred to as "junk bonds". Higher yields generally are available from such municipal securities. Investment in such lower grade municipal securities involves special risks as compared with investment in investment grade municipal securities. The market for lower grade municipal securities is considered to be less liquid than the market for investment grade municipal securities, which may adversely affect the ability of the Fund to dispose of such securities in a timely manner at a price which, in the Adviser's judgment, reflects the value of such security. The market price for less liquid securities tends to be more volatile than the market price for more liquid securities. Illiquid securities and the absence of readily available market quotations with respect thereto may make the Adviser's valuation of such securities more difficult, and the Adviser's judgment may play a greater role in the valuation of the Fund's securities. Lower grade municipal securities generally involve greater credit risk than investment grade municipal securities and are more sensitive to adverse economic changes, significant increases in interest rates and individual issuer developments. Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Fund will rely more heavily on the Adviser's ability to determine the relative investment quality of such securities than if the Fund invested exclusively in investment grade municipal securities. More detailed information concerning the risks associated with instruments in lower grade municipal securities is included in the Fund's Statement of Additional Information.



  The Adviser seeks to minimize the risks involved in investing in lower grade municipal securities through diversification and careful investment analysis. To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.



  The table below sets forth the percentages of the Fund's assets invested as of December 31, 1995 in the various S&P and Moody's rating categories and in unrated securities determined by the Adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all debt securities held by the Fund during the 1995 fiscal year computed on a monthly basis.



                                                           UNRATED SECURITIES OF
                                      RATED SECURITIES       COMPARABLE QUALITY
              RATING                (AS A PERCENTAGE OF     (AS A PERCENTAGE OF
             CATEGORY                 PORTFOLIO VALUE)        PORTFOLIO VALUE)
----------------------------------  --------------------   ----------------------
AAA/Aaa...........................           0.24%                  0.14%
AA/Aa.............................           0.17%                  0.33%
A/A...............................           0.34%                  0.30%
BBB/Baa...........................           0.56%                  0.19%
BB/Ba.............................          20.01%                  0.66%
B/B...............................          71.44%                  2.24%
CCC/Caa...........................           3.35%                  0.00%
CC/Ca.............................           0.00%                  0.00%
CC................................           0.00%                  0.00%
D.................................           0.00%                  0.03%
                                           ------                    ---
Percentage of Rated and Unrated
  Debt Securities.................          96.11%                  3.89%
                                    ==================     ===================



  The portfolio composition shown in the table above reflects the allocation of assets by the Fund during a period in which the Fund did not acquire debt securities rated below BBB by S&P and Baa by Moody's. The Fund currently may acquire such debt securities. Accordingly, the percentage of the Fund's assets invested in securities of various grades may from time to time vary substantially from those set forth in the above table.


  The Fund has not established any limit on the percentage of its portfolio that may be invested in municipal securities subject to the alternative minimum tax provisions of federal tax law, and a substantial portion of the income produced by the Fund may be taxable under the alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. In addition, income earned or deemed to be earned with respect to the Fund's Strategic Transactions, if any, will be taxable. See "Tax Status."

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax exempt interest dividends might be adversely affected.

  SELECTION OF INVESTMENTS. The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding tax-exempt municipal securities permitted by the investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. Other than for tax purposes, frequency of portfolio turnover generally will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund may have annual portfolio turnover rates in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  TEMPORARY DEFENSIVE STRATEGIES. At times conditions in the markets for tax-exempt municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term municipal obligations. If these high-quality, short-term municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest grades by either S&P or Moody's (or comparably rated by any other NRSRO); commercial paper rated in the highest grade by either rating service (or comparably rated by any other NRSRO); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy. To the extent that the Fund invests a substantial portion of its assets in taxable securities for temporary defensive purposes, the Fund will not be invested in a manner primarily designed to achieve a high level of current income exempt from federal income tax.

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status."

  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or high-grade municipal portfolio securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

  RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities including securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules.

  OTHER PRACTICES. The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  The Fund generally will not invest more than 25% of its total assets in any industry, nor will the Fund generally invest more than 5% of its assets in the securities of any single issuer. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Fund reserves the right to invest more than 25% of its assets in industrial development bonds or in issuers located in the same state, although it has no present intention to invest more than 25% of its assets in issuers located in the same state. If the Fund were to invest more than 25% of its assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or regulatory conditions in that state.

  The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund.

  INVESTMENT RESTRICTIONS. The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). See "Investment Policies and Restrictions" in the Statement of Additional Information.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities generally are traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and over $54 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,800 unit investment trusts are professionally distributed by leading financial advisers nationwide.



  Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through the ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc. a New York based private investment firm. The General Partner of C&D L.P. is Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P."). The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. In addition, certain officers, directors and employees of Van Kampen American Capital and its subsidiaries (some of whom are officers or trustees of the Fund) own, in the aggregate, not more than 7% of the common stock of VK/AC Holding Inc. and have the right to acquire, upon the exercise of options, approximately an additional 13% of the common stock of VK/AC Holding, Inc. Presently, and after giving effect to the exercise of such options, no officer or trustee of the Fund owns or would own 5% or more of the common stock of VK/AC Holding, Inc. The address of the Adviser is One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


  ADVISORY AGREEMENT. The business and affairs of the Fund will be managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund will supervise and implement the Fund's investment activities and will be responsible for overall management of the Fund's business affairs. The Fund will pay the Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:

                 AVERAGE DAILY NET ASSETS                   % PER ANNUM
----------------------------------------------------------  -----------
First $500 million........................................  0.500 of 1%
Over $500 million.........................................  0.450 of 1%

  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operations, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, the Distributor or Van Kampen American Capital), the charges and expenses of independent accountants, legal counsel, any transfer or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee and/or to reimburse the Fund for all or a portion of its other expenses.

  PERSONAL INVESTING POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit trustees/directors, officers and employees to buy and sell securities for their personal accounts subject to procedures designed to prevent conflicts of interest including, in some instances, preclearance of trades.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice President of the Adviser, is primarily responsible for the day to day management of the Fund's portfolio. [Mr. Johnson has been employed by the Adviser for the last five years.]


------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund currently offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or (b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."

  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor, not to accept any order for Class B Shares or Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.


  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefit of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below). Investors who intend to hold their shares for a significantly long time may not wish to continue to bear the distribution and service expenses of Class C Shares which in the aggregate, eventually would exceed the aggregate amount of initial sales charge and distribution and service expenses applicable to Class A Shares, irrespective of the fact that a CDSC would eventually not apply to a redemption of such Class C Shares.



  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution fee, service fee or, where applicable, the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution fee, service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."

  The administrative expenses that may be allocated to a specific class of shares may consist of (i) transfer agency expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares that shall be approved by the SEC pursuant to an amended exemptive order. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------

  The Fund currently offers three classes of shares to the public on a continuous basis through Van Kampen American Capital Distributors, Inc. (the "Distributor"), as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering at any time and without prior notice.

  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or with the Distributor plus any applicable sales charge. Sales personnel of brokers, dealers and financial intermediaries distributing the Fund's shares may receive differing compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.

  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things, and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediary for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. In addition, the Distributor may provide additional compensation to Edward D. Jones & Co. or an affiliate thereof based on a combination of its sales of shares and increases in assets under management. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. These programs will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.

CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between an investor's broker, dealer or financial intermediary and the Distributor. As indicated above, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that brokers, dealers or financial intermediaries who receive more than 90% of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of 1933.

SALES CHARGE TABLE

                                                                         DEALER
                                                                       CONCESSION
                                                                       OR AGENCY
                                                                       COMMISSION
                                           TOTAL SALES CHARGE          ----------
                                       ---------------------------     PERCENTAGE
                                       PERCENTAGE      PERCENTAGE          OF
        SIZE OF TRANSACTION            OF OFFERING       OF NET         OFFERING
         AT OFFERING PRICE                PRICE        ASSET VALUE       PRICE
------------------------------------   -----------     -----------     ----------
Less than $25,000...................       3.25%           3.36%          3.00%
$25,000 but less than $250,000......       2.75            2.83           2.50
$250,000 but less than $500,000.....       1.75            1.78           1.50
$500,000 but less than $1,000,000...       1.50            1.52           1.25
$1,000,000 or more*.................      *               *               *

----------------
* No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a contingent deferred sales charge of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next million, plus 0.20% on the next $2 million and 0.08% on the excess over $5 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to contingent deferred sales charges.

QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.

  As used herein, "any person" eligible for a reduced sales charge includes an individual, their spouse and minor children (and any trust or custodial accounts for their benefit) and any corporation, partnership, or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.


  As used herein, "Participating Funds" refers to all open-end investment companies distributed by the Distributor other than Van Kampen American Capital Tax Free Money Fund ("Tax Free Money Fund"), Van Kampen American Capital Reserve Fund ("Reserve Fund") and The Govett Funds, Inc.

  VOLUME DISCOUNTS. The size of investment shown in the preceding table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund alone, or in combination with other shares of the Fund and shares of other Participating Funds although other Participating Funds may have different sales charges.

  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.

  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding table. The size of investment shown in the preceding table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the charges applicable to the purchases made and the charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.

OTHER PURCHASE PROGRAMS

  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.


  UNIT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value, with no minimum initial or subsequent investment requirement, if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor, otherwise the total sales charge for all investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). [The Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission.] Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer or financial intermediary or the Distributor.


  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide the Fund's transfer agent with appropriate backup data for each participating investor in a computerized format fully compatible with the transfer agent's processing system.

  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently.

  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:

  (1) Current or retired Trustees/Directors of funds advised by the Adviser, Van Kampen American Capital Asset Management, Inc. or John Govett & Co. Limited and such persons' families and their beneficial accounts.

  (2) Current or retired directors, officers and employees of VK/AC Holding, Inc. and any of its subsidiaries, Clayton, Dubilier & Rice, Inc., employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons' families and their beneficial accounts.

  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and minor children when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.

  (4) Registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in Class A Shares of the Fund alone, or in any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Quantity Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay brokers, dealers or financial intermediaries through which purchases are made an amount up to 0.50% of the amount invested, over a twelve-month period following such transaction.

  (5) Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $10 million or more. The Distributor may pay commissions of up to 1.00% for such purchases.

  (6) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.

  (7) Investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.


  (8) Full service participant directed profit sharing and money purchase plans, full service 401(k) plans, or similar full service recordkeeping programs made available through Van Kampen American Capital Trust Company with at least 50 eligible employees or investing at least $250,000 in the Participating Funds, Tax Free Money Fund or Reserve Fund. For such investments the Fund imposes a contingent deferred sales charge of 1.00% in the event of redemptions within one year of the purchase other than redemptions required to make payments to participants under the terms of the plan. The contingent deferred sales charge incurred upon certain redemptions is paid to the Distributor in reimbursement for distribution-related expenses. A commission will be paid to dealers who initiate and are responsible for such purchases as follows: 1.00% on sales to $5 million, plus 0.50% on the next $5 million, plus 0.25% on the excess over $10 million.



  (9) Participants with accounts established after October 12, 1995, in any 403(b)(7) program of a college or university system which permits only net asset value mutual fund investments and for which Van Kampen American Capital Trust Company serves as custodian. In connection with such purchases, the Distributor may pay, out of its own assets, a commission to brokers, dealers, or financial intermediaries as follows: one percent on sales up to $5 million, plus 0.50% on the next $5 million, plus 0.25% on the excess over $10 million.


The term "families" includes a person's spouse, minor children and grandchildren, parents, and a person's spouse's parents.

  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with the Fund's transfer agent, the investment adviser, trust company or bank trust department, provided that the Fund's transfer agent receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.

DEFERRED SALES CHARGE ALTERNATIVES

  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are being sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of the assets of the Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next million, plus 0.20% on the next $2 million and 0.08% on the excess over $5 million; (ii) 3.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.

  CDSC Shares redeemed within a specified period of time generally will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the contingent deferred sales charge will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no contingent deferred sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no such charge will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchase of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.

  Proceeds from the contingent deferred sales charge applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents for selling such shares. The combination of the contingent deferred sales charge and the distribution and service fees facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.


  In determining whether a contingent deferred sales change is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the contingent deferred sales charge no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a contingent deferred sales charge is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value per share since the time of purchase.


  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.5% (the applicable rate in the second year after purchase).

  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a contingent deferred sales charge of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next million, plus 0.20% on the next $2 million and 0.08% on the excess over $5 million.

  CLASS B SHARES. Class B Shares redeemed within four years of purchase generally will be subject to a contingent deferred sales charge at the rates set forth below, charged as a percentage of the dollar amount subject thereto:

                                                        CONTINGENT DEFERRED
                                                         SALES CHARGE AS A
                                                           PERCENTAGE OF
                                                           DOLLAR AMOUNT
                YEAR SINCE PURCHASE                      SUBJECT TO CHARGE
----------------------------------------------------    -------------------
First...............................................            3.0%
Second..............................................            2.5%
Third...............................................            2.0%
Fourth..............................................            1.0%
Fifth and after.....................................            0.0%

  The contingent deferred sales charge generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."


  CLASS C SHARES. Class C Shares redeemed within the first twelve months of purchase generally will be subject to a contingent deferred sales charge of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a contingent deferred sales charge.



  Conversion Feature. Six years or ten years after the end of the month in which a shareholder's order to purchase a Class B Share or Class C Share, respectively, was accepted, such Class B Share or Class C Share automatically will convert to Class A Shares and will no longer be subject to the higher distribution fee applicable to Class B Shares and Class C Shares. The purpose of the conversion feature is to relieve the holders of Class B Shares and Class C Shares after such period from the higher aggregate distribution and service fees applicable to Class B Shares and Class C Shares. Proceeds received by the Distributor from the distribution fee and the CDSC, if any, with respect to a particular Class B Share or Class C Share may be more or less than the Distributor's actual distribution related expense with respect to such Class B Share or Class C Share. The Fund does not expect to issue any stock certificates upon conversion.



  For purposes of conversion to Class A Shares, Class B Shares or Class C Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares or Class C Shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B Shares or Class C Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares or Class C Shares in the sub-account also will convert to Class A Shares. The holding period applicable to the Class B Shares acquired through the use of the exchange privilege (discussed below) shall be the holding period applicable to a Class B Share of such Fund acquired other than through use of the exchange privilege. For purposes of calculating the holding period applicable to a Class B Share of the Fund prior to conversion, a Class B Share of the Fund issued in connection with an exercise of the exchange privilege, or a series of exchanges, shall be deemed to have been issued on the date on which the investor's order to purchase the exchanged Class B Shares was accepted or, in the case of a series of exchanges, when the investor's order to purchase the original Class B Share was accepted.


  The conversion of Class B Shares and Class C Shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution and service fees and transfer agency costs with respect to Class B Shares and Class C Shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code and (ii) the conversion of Class B Shares and Class C Shares does not constitute a taxable event under federal income tax law. The conversion of Class B Shares and Class C Shares to Class A Shares may be suspended if such an opinion is no longer available. In that event, no further conversions of Class B Shares and Class C Shares would occur, and Class B Shares and Class C Shares might continue to be subject to the higher aggregate distribution and service fees for an indefinite period, which period may extend beyond the period ending six years after the end of the month in which the shares were issued.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge is waived on redemptions of Class B Shares and Class C Shares (i) following the death or disability (as defined in the Code) of a shareholder,
(ii) in connection with certain distributions from an IRA or other retirement plan, (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The contingent deferred sales charge is also waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 120 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.

SHAREHOLDER SERVICES APPLICABLE TO ALL CLASSES

  INVESTMENT ACCOUNT. ACCESS Investor Services, Inc. ("ACCESS"), transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described herein, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.

  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof.

In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.

  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."

  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.


  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any other Participating Fund, Tax Free Money Fund or Reserve Fund so long as a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged with shares of another Participating Fund, the Tax Free Money Fund or the Reserve Fund, subject to certain limitations herein or in such other fund's prospectus. Before effecting an exchange, shareholders in the Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  In general, shares of the Fund must have been registered in the shareholder's name for at least 15 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 15 days may only be exchanged upon receipt of prior approval of the Adviser; however, under normal circumstances, it is the policy of the Adviser not to approve such requests. Upon 60 days after the date of this prospectus, the Fund will increase the number of days shares must be registered in a shareholder's name prior to an exchange to 30 days.

  Exchanges of Class A Shares of the Fund that have been charged a sales charge lower than the sales charge applicable to the other fund will have the sales charge differential imposed upon the exchange into such fund. Similarly, exchanges of any Class A Shares of other funds that have been charged a sales charge lower than the sales charge applicable to the Fund will have the sales charge differential imposed upon exchange into the Fund. Shares of other funds which have not previously been charged a sales charge (except for shares purchased via the reinvestment option) will be charged the sales charge differential applicable to Class A Shares of the Fund upon exchange into the Fund.


  No sales charge is imposed upon the exchange of Class B Shares and Class C Shares. Upon redemption of Class B Shares and Class C Shares from the Van Kampen American Capital family of funds, Class B Shares and Class C Shares which have been exchanged are subject to the contingent deferred sales charge imposed by the initial Van Kampen American Capital fund purchased by the investor prior to any exchanges. The holding period requirements for the contingent deferred sales charge, and the conversion privilege for Class B Shares and Class C Shares of the Fund, are determined by the date of purchase into the initial Van Kampen American Capital fund purchased by the investor prior to any exchanges.


  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.

  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 772-8889 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or dividend diversification options for the new account, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire its shares through exchange. In addition, the Fund may restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.

  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment in the Fund at the time the election to participate in the plan is made. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Waiver of Contingent Deferred Sales Charge."

  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

SHAREHOLDER SERVICES APPLICABLE TO CLASS A SHAREHOLDERS ONLY

  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check

Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company ("State Street Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.

  When a check is presented to State Street Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."

  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or State Street Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks.

  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.

  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application form accompanying this Prospectus or call the Fund at (800) 421-5666 ((800) 772-8889 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.

  REDEMPTION UPON DISABILITY. The Fund will waive the contingent deferred sales charge on redemptions following the disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the contingent deferred sales charge on Class B Shares and Class C Shares.

  In cases of disability, the contingent deferred sales charges on Class B Shares and Class C Shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the contingent deferred sales charge on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.

  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable contingent deferred sales charge will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.

  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any contingent deferred sales charge paid upon such redemption. Such reinstatement is made at the net asset value next determined after the order is received, which must be within 120 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.

------------------------------------------------------------------------------
THE DISTRIBUTION AND SERVICE PLANS
------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers and financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. The Fund may spend an aggregate amount of up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and the Service Plan. From such amount, the Fund may spend up to 0.25% per year of its average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution related expenses.

  CLASS B SHARES. The Fund may spend up to 0.75% per year of its average daily net assets attributable to the Class B Shares pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.

  The Distributor's actual expenses with respect to the CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to the CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the contingent deferred sales charge. In such event, with respect to the CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed distribution expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. The Fund will disclose in its prospectus from time to time the then current amount of any unreimbursed expenses with respect to the CDSC Shares expressed as a dollar amount and as a percent of the Fund's total net assets. As of December 31, 1994, there were $13,847 and $5,957 of unreimbursed expenses with respect to Class B Shares and Class C Shares, respectively, representing 0.04% and 0.02% of the Fund's total net assets. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the contingent deferred sales charge with respect to a particular class of shares to defray distribution related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.

------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income, dividends and other ordinary income earned by the Fund, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee, service fee, or, where applicable, the conversion feature will be lower than distributions with respect to a class of shares subject to a lower distribution fee, service fee, or not subject to the conversion feature.

  Investors will be entitled to begin receiving dividends on their shares on the business day after the Fund's transfer agent receives payments for such shares. However, shares become entitled to dividends on the day the Fund's transfer agent receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.

  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.

  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund will automatically credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired) or in writing to ACCESS.

------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------

The following federal income tax discussion is based on the advice of Skadden, Arps, Slate, Meagher & Flom, and reflects applicable tax laws as of the date of this Prospectus.

  TAXATION. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.

  If the Fund so qualifies and distributes each year to its Shareholders at least 90% of its net investment income (including tax-exempt interest and other taxable income including net short-term capital gains, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to Shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to Shareholders.

  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.

  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its Shareholders) and all distributions out of earnings and profits would be taxed to Shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to Shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to Shareholders. For example, with respect to certain securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to Shareholders.

  The Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of the Fund's gross income be derived from the disposition of securities held for less than three months.

  DISTRIBUTIONS. If the Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, and if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's total assets consist of obligations exempt from federal income tax ("tax-exempt obligations"), the Fund will be qualified to pay exempt-interest dividends to its Shareholders to the extent of its tax-exempt interest income (including exempt interest dividends attributable to investments of the Fund in tax-exempt money market funds) less expenses applicable thereto. Exempt-interest dividends are treated by Shareholders as interest excludable from their gross income for federal income tax purposes but are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax. Such dividends may be taxable for state and local purposes. Interest with respect to indebtedness incurred or continued by a Shareholder to purchase or carry shares of the Fund is not deductible to the extent that such interest relates to exempt-interest dividends received from the Fund.

  Distributions of the Fund's investment company taxable income (which does not include tax-exempt interest income) are taxable to Shareholders as ordinary income whether paid in cash or reinvested in additional Shares. Distributions of the Fund's net capital gains ("capital gains dividends"), if any, are taxable to Shareholders at the rates applicable to long-term capital gains regardless of the length of time Shares of the Fund have been held by such Shareholders. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's Shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such Shares are held as a capital asset). It is not expected that any portion of the distributions from the Fund will be eligible for the dividends received deduction for corporations. The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  Shareholders receiving distributions in the form of additional Shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the Shares received, determined as of the distribution date. The basis of such Shares will equal the fair market value on the distribution date. Shareholders receiving distributions in the form of additional Shares purchased by the Plan Agent under the Fund's Dividend Reinvestment Plan will be treated for federal income tax purposes as receiving the amount of cash received by the Plan Agent on their behalf. In general, the basis of such Shares will equal the price paid by the Plan Agent for such Shares.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to Shareholders of record on a specified date in such a month and paid during January of the following year will be treated as having been distributed by the Fund and received by the Shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, Shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

  Exempt-interest dividends allocable to interest received by the Fund on certain "private activity" obligations issued after August 7, 1986 will be treated as interest on such obligations and thus will give rise to an item of tax preference that will increase a Shareholder's alternative minimum taxable income. In addition, for corporations, alternative minimum taxable income will be increased by a percentage of the amount by which a measure of income that includes interest on all tax-exempt obligations exceeds the amount otherwise determined to be the alternative minimum taxable income. Accordingly, investment in the Fund may cause

Shareholders to be subject to (or result in an increased liability under) the alternative minimum tax.

  Exempt-interest dividends will not be tax-exempt to the extent made to any Shareholder who is a "substantial user" of the facilities financed by tax-exempt obligations held by the Fund or "related persons" of such substantial users.

  The Fund is required, in certain circumstances, to withhold 31% of taxable dividends and certain other payments, including redemptions, paid to Shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.

  SALE OF SHARES. The sale of Shares (including transfers in connection with a redemption or repurchase of Shares) will be a taxable transaction for federal income tax purposes. Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Shares and the amount received. If such Shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such Shares have been held for more than one year. Any loss realized upon a taxable disposition of Shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such Shares. If such loss is not entirely disallowed, it will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such Shares.

  GENERAL. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their advisors regarding the specific federal tax consequences of holding and disposing of Shares, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------

  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's Shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc., Business Week, Forbes or other industry publications. From time to time, the Fund may compare its performance to certain securities and unmanaged indices which may have different risk/reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and fluctuation of principal and/or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.

  From time to time, the Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by the Fund's investments plus the effect of any realized and unrealized appreciation or depreciation of, such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be computed separately for each class of the Fund's Shares.

  Further information about the Fund's performance is contained in the Fund's Annual Report and the Fund's Statement of Additional Information, each of which can be obtained without charge by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired).

------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------

  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized in 1993 under the name Van Kampen Merritt Limited Term Municipal Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust as of July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.

  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represent an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "The Distribution and Service Plans."


  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares.

There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to holders of Class A Shares.


  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

  The fiscal year of the Fund ends on December 31. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.


  Shareholder inquiries should be directed to Van Kampen American Capital Intermediate Term Municipal Income Fund, One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


  For Automated Telephone Service which provides 24-hour direct dial access to Fund facts and Shareholder account information, dial (800) 421-5666. For inquiries through Telecommunications Device for the Deaf (TDD) dial (800) 772-8889.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 421-5666.

PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS, OR
REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL (800) 772-8889.

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 421-5666.
VAN KAMPEN AMERICAN CAPITAL

INTERMEDIATE TERM

MUNICIPAL INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

------------------

Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital Funds

Custodian

STATE STREET BANK AND
TRUST COMPANY
225 Franklin Street, P.O. Box 1713
Boston, MA 02105-1713
Attn: Van Kampen American Capital Funds

Legal Counsel

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM
333 West Wacker Drive
Chicago, IL 60606

Independent Auditors

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

                               INTERMEDIATE TERM

                                MUNICIPAL INCOME
                                      FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S
                                 APRIL 29, 1996

------       ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

     Information contained herein is subject to completion or amendment. An amendment to the registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time such amendment to the registration statement becomes effective. This statement of additional information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



                SUBJECT TO COMPLETION -- DATED FEBRUARY 29, 1996


                      STATEMENT OF ADDITIONAL INFORMATION


      VAN KAMPEN AMERICAN CAPITAL INTERMEDIATE TERM MUNICIPAL INCOME FUND



  Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund"), formerly known as Van Kampen American Capital Limited Term Municipal Income Fund, seeks to provide high current income exempt from federal income taxes consistent with preservation of capital. The Fund attempts to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of tax-exempt municipal securities rated investment grade at the time of investment. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust").



  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 29, 1996 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge, by calling (800) 421-5666. This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


The Fund and the Trust..............................................................    B-2
Investment Policies and Restrictions................................................    B-2
Additional Investment Considerations................................................    B-4
Description of Municipal Securities Ratings.........................................    B-13
Officers and Trustees...............................................................    B-19
Investment Advisory and Other Services..............................................    B-24
Custodian and Independent Auditors..................................................    B-25
Portfolio Transactions and Brokerage Allocation.....................................    B-26
Tax Status of the Fund..............................................................    B-26
The Distributor.....................................................................    B-26
Legal Counsel.......................................................................    B-28
Performance Information.............................................................    B-28
Independent Auditors Report.......................................................  [TO COME]
Financial Statements..............................................................  [TO COME]
Notes to Financial Statements.....................................................  [TO COME]



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 1996.

                             THE FUND AND THE TRUST

  The Fund is a separate series of the Trust, an open-end diversified management investment company. At present, the Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund, Van Kampen American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future.


  The Trust is an unincorporated business trust established under the laws of the state of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995 (the "Declaration of Trust"). The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, $0.01 per share (prior to July 31, 1995, the shares had no par value). Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability. The Fund was originally organized under the name Van Kampen Merritt Limited Term Municipal Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust on July 31,
1995 and was renamed as of January   , 1996.


  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the United States Government or by its agencies or instrumentalities), if, as a result, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer or, if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer.

   2. Invest more than 25% of its assets in a single industry; however, as described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal securities market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry.

   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   4. Make loans of money or property, except to the extent the obligations the Fund may invest in are considered to be loans and except to the extent that the Fund may lend money or property in connection with maintenance of the value of or the Fund's interest with respect to the securities owned by the Fund.

   5. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with Strategic Transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation.

   9. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition and except that the Fund may invest up to 10% of its assets in tax-exempt investment companies that invest in securities rated comparably to those the Fund may invest in so long as the Fund does not own more than 3% of the outstanding voting stock of any tax-exempt investment company or securities of any tax-exempt investment company aggregating in value more than 5% of the total assets of the Fund.

  10. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  11. Purchase or sell real estate, commodities or commodity contracts, except to the extent that the securities that the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's outstanding Shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund may have annual portfolio turnover rates in excess of 100%. Portfolio turnover will be calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less will be excluded from such calculation.


  Under current market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between 3 and 10 years. There is no limitation with respect to the anticipated life or stated maturity of individual municipal securities in the Fund's portfolio. The weighted average life of a security is generally a measure of the anticipated period until the principal amount of the obligation is repaid, taking into account such factors as scheduled amortization, anticipated prepayments, put, call or redemption features and market conditions.


  The Fund does not intend to lend its portfolio securities.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES

  Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.

  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities of entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by an assignment of the lessee's interest in the leased property, management and/or disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of the Fund's original investment. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled, (b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation. The Fund will invest in lease obligations which contain non-appropriation clauses only if such obligations are rated investment grade, at the time of investment.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage.

  The Fund may also acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.


  Although the Fund will invest at least 65% of its total assets in municipal securities rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. Further, in connection with the working out or restructuring of a defaulted security, the Fund may acquire additional securities of the issuer, the acquisition of which may be deemed to be a loan of money or property. Such additional securities should be considered speculative with respect to the capacity to pay interest and/or repay principal in accordance with their terms.


  The Fund may invest the remainder of its total assets in lower grade municipal securities. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities and the market for municipal securities is considered to be generally less liquid than the market for corporate debt obligations. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade municipal securities is considered generally to be less liquid than the market for investment grade municipal securities. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments. The market for such securities may be particularly less liquid. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Adviser's judgment. Although the issuer of some such municipal securities may be obligated to redeem such securities at face value, such redemption could result in capital losses to the Fund to the extent that such municipal securities were purchased by the Fund at a premium to face value. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.



  The Fund's net asset value will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the Fund's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty.



  The Adviser values the Fund's investments pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. To the extent that the Fund invests in illiquid securities and securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities are particularly difficult to dispose of.



  Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade municipal securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade municipal securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade municipal securities in the Fund's portfolio and thus the Fund's net asset value. The secondary market prices of lower grade municipal securities are less sensitive to changes in interest rates than are those for higher rated municipal securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade municipal securities.



  Yields on the Fund's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade municipal securities in the Fund's portfolio and thus in the net asset value of the Fund. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Recent and proposed legislation may have an adverse impact on the market for lower grade municipal securities. Recent legislation requires federally-insured savings and loan associations to divest their investments in lower grade bonds. Other legislation has been proposed which, if enacted, could have an adverse impact on the market for lower grade municipal securities.



  The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P, Moody's or another NRSRO in evaluating municipal securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of municipal securities held in the Fund's portfolio.



  Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Adviser will be required to determine the relative investment quality of many of the municipal securities in the Fund's portfolio. Further, because the Fund may invest in lower grade municipal securities, achievement by the Fund of its investment objective may be more dependent upon the Adviser's investment analysis than would be the case if the Fund were investing exclusively in higher grade municipal securities. The relative lack of financial information available with respect to issuers of municipal securities may adversely affect the Adviser's ability to successfully conduct the required investment analysis.


  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid. The Fund's policy with respect to investment in illiquid and restricted securities is not a fundamental policy and may be changed by the Board of Trustees, in consultation with the adviser, without obtaining shareholder approval.

STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from Standard & Poors Ratings Group ("S&P") or "P-1" from Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. In the event of exercise of a call option sold by the Fund with respect to securities not owned by the Fund, the Fund may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligation with respect to the call option.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's net assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund's ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high-grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high-grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high-grade assets equal to the exercise price.

  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high-grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

     1. Debt

          A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

          The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA       Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
    AA        Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
    A         Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
    BBB       Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB        Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as
    B         predominantly speculative with respect to capacity to pay interest and repay
    CCC       principal. 'BB' indicates the least degree of speculation and 'C' the highest.
    CC        While such debt will likely have some quality and protective characteristics,
    C         these are outweighed by large uncertainties or large exposures to adverse conditions.
    BB        Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties of exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB'
              rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.
    B         Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-'
              rating.
    CCC       Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
              'B' or 'B-' rating.
    CC        The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.
    C         The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
    CI        The rating 'CI' is reserved for income bonds on which no interest is being paid.
    D         Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

              PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
    C         The letter 'c' indicates that the holders option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.
    I         The letter 'i' indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.
    L         The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.
    P         The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.
              This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
              * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
    NR        Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
              DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are
              rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obliger but do not take into account currency exchange and related uncertainties.
      BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA,"
    "A," and "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

     2. MUNICIPAL NOTES

          A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

              -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).
              -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).
              Note rating symbols are as follows:
    SP-1      Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus (+) designation.
    SP-2      Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
    SP-3      Speculative capacity to pay principal and interest.

     3. COMMERCIAL PAPER

          A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

    A-1       This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.
    A-2       Capacity for timely payment on issues with this designation is satisfactory.
              However, the relative degree of safety is not as high as for issues designated
              'A-1.'
    A-3       Issues carrying this designation have adequate capacity for timely payment.
              They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
    B         Issues rated 'B' are regarded as having only speculative capacity for timely payment.
    C         This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
    D         Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information or based on other information.

VARIABLE RATE DEMAND BONDS

  S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, 'AAA/A-1') or if the nominal maturity is short, a rating of 'SP-1+/AAA' is assigned.

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1. LONG-TERM MUNICIPAL BONDS

    AAA       Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    AA        Bonds which are rated Aa are judged to be of high quality by all standards.
              Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
    A         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
    BAA       Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    BA        Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B         Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
    CAA       Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    CA        Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
    C         Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
    CON (..)  Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally and designated with the prefix "Con" followed by the rating in parentheses. These are bonds secured by:
              (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches the parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
    NOTE:     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     2. SHORT-TERM EXEMPT NOTES

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3. TAX-EXEMPT COMMERCIAL PAPER

          Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of Indemnity are excluded unless explicitly rated.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

             Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

             Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

             Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

          Issuers rated Not Prime do not fall within any of the Prime rating categories.

                             OFFICERS AND TRUSTEES

  The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and their principal occupations for the last five years and their affiliations, if any, with Van Kampen American Capital Investment Advisory Corp. (the "VK Adviser" or "Adviser"), Van Kampen American Capital Asset Management, Inc., (the "AC Adviser"), Van Kampen American Capital Management, Inc., McCarthy, Crisanti & Maffei, Inc., MCM Asia Pacific Company, Limited, Van Kampen American Capital Distributors, Inc. (the "Distributor"), Van Kampen American Capital, Inc. ("Van Kampen American Capital") or VK/AC Holding, Inc. For purposes hereof, the term "Van Kampen American Capital Funds" includes each of the open-end investment companies advised by the VK Adviser (excluding the Van Kampen Merritt Series Trust) and each of the open-end investment companies advised by the AC Adviser.

                                    TRUSTEES

                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
----------------------------------- ---------------------------------------------------------


J. Miles Branagan.................. Co-founder, Chairman, Chief Executive Officer and
2300 205th Street                   President of MDT Corporation, a company which develops
Torrance, CA 90501                  manufactures, markets and services medical and scientific
  Age: 63                           equipment. Trustee of each of the Van Kampen American
                                    Capital Funds.
Linda Hutton Heagy................. Managing Partner, Paul Ray Berndston, an executive
10 South Riverside Plaza            recruiting and management consulting firm. Formerly,
Suite 720                           Executive Vice President of ABN AMRO, N.A., a Dutch bank
Chicago, IL 60606                   holding company. Prior to 1992, Executive Vice President
  Age: 46                           of La Salle National Bank. A Trustee of each of the Van
                                    Kampen American Capital Funds.
Roger Hilsman...................... Professor of Government and International Affairs
251-1 Hamburg Cove                  Emeritus, Columbia University. Trustee of each of the Van
Lyme, CT 06371                      Kampen American Capital Funds.
  Age: 75
R. Craig Kennedy................... President and Director, German Marshall Fund of the
1341 E. 50th Street                 United States. Formerly, advisor to the Dennis Trading
Chicago, IL 60615                   Group Inc. Prior to 1992, President and Chief Executive
  Age: 43                           Officer, Director and member of the Investment Committee
                                    of the Joyce Foundation, a private foundation. Trustee of
                                    each of the Van Kampen American Capital Funds.
Dennis J. McDonnell*............... President, Chief Operating Officer and a Director of the
One Parkview Plaza                  VK Adviser, the AC Adviser and Van Kampen American
Oakbrook Terrace, IL 60181          Capital Management, Inc. Director of VK/AC Holding, Inc,
  Age: 53                           Van Kampen American Capital, and McCarthy, Crisanti &
                                    Maffei, Inc. Chairman and a Director of MCM Asia Pacific
                                    Company, Ltd. President, Chief Executive Officer and
                                    Trustee of each of the funds advised by the VK Adviser.
                                    Prior to December, 1991, Senior Vice President of Van
                                    Kampen Merritt Inc.

                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
----------------------------------- ---------------------------------------------------------
Donald C. Miller................... Prior to 1992, Director of Royal Group, Inc., a company
415 North Adams                     in insurance related businesses. Formerly Vice Chairman
Hinsdale, IL 60521                  and Director of Continental Illinois National Bank and
  Age: 75                           Trust Company of Chicago and Continental Illinois
                                    Corporation. Trustee of each of the Van Kampen American
                                    Capital Funds and Chairman of the Board of each of the
                                    open-end funds (except the Van Kampen Merritt Series
                                    Trust) advised by the VK Adviser.
Jack E. Nelson..................... President of Nelson Investment Planning Services, Inc., a
423 Country Club Drive              financial planning company and registered investment
Winter Park, FL 32789               adviser. President of Nelson Investment Brokerage
  Age: 59                           Services Inc., a member of the National Association of
                                    Securities Dealers, Inc. (NASD) and Securities Investors
                                    Protection Corp. (SIPC). Trustee of each of the Van
                                    Kampen American Capital Funds.
Don G. Powell*..................... President, Chief Executive Officer and a Director of
2800 Post Oak Blvd.                 VK/AC Holding, Inc. and Van Kampen American Capital.
Houston, TX 77056                   Chairman, Chief Executive Officer and a Director of the
  Age: 55                           Distributor, the VK Adviser, the AC Adviser and Van
                                    Kampen American Capital Management, Inc. Director,
                                    President and Chief Executive Officer of Van Kampen
                                    American Capital Advisers, Inc. and Van Kampen American
                                    Capital Exchange Corp. Director and Executive Vice
                                    President of Advantage Capital Corporation, ACCESS
                                    Investor Services, Inc., Van Kampen American Capital
                                    Services, Inc. and Van Kampen American Capital Trust
                                    Company. Director of McCarthy, Crisanti & Maffei, Inc.
                                    President and Director, Trustee or Managing General
                                    Partner of each of the funds advised by the AC Adviser
                                    and Trustee of each of the funds advised by the VK
                                    Adviser. He is also Chairman of the Board of the Van
                                    Kampen Merritt Series Trust and closed-end investment
                                    companies advised by the VK Adviser.
Jerome L. Robinson................. President of Robinson Technical Products Corporation, a
115 River Road                      manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                 and equipment. Director of Pacesetter Software, a
  Age: 72                           software programming company specializing in white collar
                                    productivity. Director of Panasia Bank. Trustee of each
                                    of the Van Kampen American Capital Funds.
Fernando Sisto..................... George M. Bond Chaired Professor and, prior to 1995, Dean
Stevens Institute                   of Graduate School and Chairman, Department of Mechanical
  of Technology                     Engineering, Stevens Institute of Technology. Director of
Castle Point Station                Dynalysis of Princeton, a firm engaged in engineering
Hoboken, NJ 07030                   research. Trustee of each of the Van Kampen American
  Age: 70                           Capital Funds and Chairman of the Board of each of the
                                    open-end funds advised by the AC Adviser.
Wayne W. Whalen*................... Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive               & Flom, legal counsel to funds advised by the VK Adviser.
Chicago, IL 60606                   Trustee of each of the Van Kampen American Capital Funds.
  Age: 55                           He also is a Trustee of the Van Kampen Merritt Series
                                    Trust and closed-end investment companies advised by the
                                    VK Adviser.

                                                    PRINCIPAL OCCUPATIONS OR
       NAME, ADDRESS AND AGE                       EMPLOYMENT IN PAST 5 YEARS
----------------------------------- ---------------------------------------------------------
William S. Woodside................ Vice Chairman of the Board of LSG Sky Chefs, Inc., a
712 Fifth Avenue                    caterer of airline food. Formerly, Director of Primerica
40th Floor                          Corporation (currently known as The Traveler's Inc.).
New York, NY 10019                  Formerly, Director of James River Corporation, a producer
  Age: 73                           of paper products. Trustee, and former President of
                                    Whitney Museum of American Art. Formerly, Chairman of
                                    Institute for Educational Leadership, Inc., Board of
                                    Visitors, Graduate School of The City University of New
                                    York, Academy of Political Science. Trustee of Committee
                                    for Economic Development. Director of Public Education
                                    Fund Network, Fund for New York City Public Education.
                                    Trustee of Barnard College. Member of Dean's Council,
                                    Harvard School of Public Health. Member of Mental Health
                                    Task Force, Carter Center. Trustee of each of the Van
                                    Kampen American Capital Funds.

                                    OFFICERS

                             POSITIONS AND                  OTHER PRINCIPAL OCCUPATIONS
    NAME AND AGE           OFFICES WITH FUND                      IN PAST 5 YEARS
---------------------  --------------------------  ---------------------------------------------
Peter W. Hegel.......  Vice President              Executive Vice President and Portfolio
  Age: 39                                          Manager of the Adviser. Executive Vice
                                                   President of the AC Adviser. Vice President
                                                   of each of the Van Kampen American Capital
                                                   Funds and closed-end funds advised by the VK
                                                   Adviser.
Ronald A. Nyberg.....  Vice President and          Executive Vice President, General Counsel and
  Age: 41              Secretary                   Secretary of Van Kampen American Capital.
                                                   Executive Vice President and a Director of
                                                   the VK Adviser and the Distributor. Executive
                                                   Vice President of the AC Adviser. Vice
                                                   President and Secretary of each of the Van
                                                   Kampen American Capital Funds and closed-end
                                                   funds advised by the VK Adviser. Director of
                                                   ICI Mutual Insurance Co., a provider of
                                                   insurance to members of the Investment
                                                   Company Institute. Prior to March 1990,
                                                   Secretary of Van Kampen Merritt Inc., the VK
                                                   Adviser and McCarthy, Crisanti & Maffei, Inc.
Edward C. Wood III...  Vice President, Treasurer   Senior Vice President of the VK Adviser. Vice
  Age: 39              and Chief Financial         President, Treasurer and Chief Financial
                       Officer                     Officer of each of the Van Kampen American
                                                   Capital Funds and closed-end funds advised by
                                                   the VK Adviser.
Nicholas Dalmaso.....  Assistant Secretary         Assistant Vice President and Attorney of Van
  Age: 30                                          Kampen American Capital. Assistant Secretary
                                                   of each of the Van Kampen American Capital
                                                   Funds and closed-end funds advised by the VK
                                                   Adviser. Prior to May 1992, attorney for
                                                   Cantwell & Cantwell, a Chicago law firm.

                             POSITIONS AND                  OTHER PRINCIPAL OCCUPATIONS
    NAME AND AGE           OFFICES WITH FUND                      IN PAST 5 YEARS
---------------------  --------------------------  ---------------------------------------------
Huey P. Falgout,
  Jr.................  Assistant Secretary         Assistant Vice President and Senior Attorney
  Age: 32                                          of VKAC, Assistant Vice President and
                                                   Assistant Secretary of the Distributor, the
                                                   Adviser, the VK Adviser, Van Kampen American
                                                   Capital Management, Inc., Van Kampen American
                                                   Capital Advisors, Inc. American Capital
                                                   Contractual Services, Inc., Van Kampen
                                                   American Capital Exchange Corporation,
                                                   ACCESS, and American Capital Shareholders
                                                   Corporation. Assistant Secretary of each of
                                                   the Van Kampen American Capital Funds.
Scott E. Martin......  Assistant Secretary         Senior Vice President, Deputy General Counsel
  Age: 38                                          and Assistant Secretary of Van Kampen
                                                   American Capital. Senior Vice President,
                                                   Deputy General Counsel and Secretary of the
                                                   VK Adviser and the Distributor. Assistant
                                                   Secretary of each of the Van Kampen American
                                                   Capital Funds and closed-end funds advised by
                                                   the VK Adviser.
Weston B.
  Wetherell..........  Assistant Secretary         Vice President, Associate General Counsel and
  Age: 39                                          Assistant Secretary of Van Kampen American
                                                   Capital, the VK Adviser and the Distributor.
                                                   Assistant Secretary of McCarthy, Crisanti &
                                                   Maffei, Inc. Assistant Secretary of each of
                                                   the Van Kampen American Capital Funds and
                                                   closed-end funds advised by the VK Adviser.
John L. Sullivan.....  Controller                  First Vice President of the VK Adviser.
  Age: 39                                          Controller of each of the Van Kampen American
                                                   Capital Funds and closed-end funds advised by
                                                   the VK Adviser.
Steven M. Hill.......  Assistant Treasurer         Assistant Vice President of the VK Adviser.
  Age: 30                                          Assistant Treasurer of each of the Van Kampen
                                                   American Capital Funds and closed-end funds
                                                   advised by the VK Adviser.


---------------

* Such Trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Powell and McDonnell are interested persons of the VK Adviser and the Fund by reason of their positions with the VK Adviser. Mr. Whalen is an interested person of the Fund by reason of his firm acting as legal counsel for the Fund.


  Messrs. Powell and McDonnell own, or have the opportunity to purchase, an equity interest in VK/AC Holding, Inc., the parent company of Van Kampen American Capital, and have entered into employment contracts (for a term of five years) with Van Kampen American Capital.


  Each of the foregoing trustees and officers holds the same position with each of 46 other Van Kampen American Capital mutual funds (the "Fund Complex"). Each trustee who is not an affiliated person of the Adviser, the Distributor or VKAC (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of his or her compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below.



  The compensation of each Non-Affiliated Trustee includes a retainer from the Fund in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from the Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from the Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings. The trustees have approved an aggregate compensation cap with respect to the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of mutual funds in the Fund Complex as of July 21, 1995 and certain other exceptions. In addition, the Adviser has agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



  Each Non-Affiliated Trustee can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on common shares of the Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, the Fund will invest in securities of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund.



  Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's fees from the Fund prior to such Non-Affiliated Trustee's retirement, has at least ten years of service and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement. Under certain conditions, reduced benefits are available for early retirement provided the trustee has served at least five years. As of the date hereof, the retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.



  Additional information regarding compensation before deferral from the Fund and the other funds in the Fund Complex is set forth in the table below.



                             COMPENSATION TABLE(1)



                                                                                                  TOTAL
                                                                                              COMPENSATION
                                                                  PENSION OR                     BEFORE
                                                                  RETIREMENT                  DEFERRAL FROM
                                                  AGGREGATE        BENEFITS     ESTIMATED      REGISTRANT
                                                COMPENSATION      ACCRUED AS      ANNUAL        AND FUND
                                               BEFORE DEFERRAL     PART OF       BENEFITS     COMPLEX PAID
                                                    FROM          REGISTRANT       UPON            TO
                   NAME(2)                      REGISTRANT(3)     EXPENSES(4)  RETIREMENT(5)   TRUSTEES(6)
--------------------------------------------- -----------------   ----------   ------------   -------------
J. Miles Branagan............................     $                $                             $84,250
Dr. Richard E. Caruso........................                                                     57,250
Philip P. Gaughan............................                                                     76,500
Linda Hutton Heagy...........................                                                     38,417
Dr. Roger Hilsman............................                                                     91,250
R. Craig Kennedy.............................                                                     92,625
Donald C. Miller.............................                                                     94,625
Jack E. Nelson...............................                                                     93,625
David Rees...................................                                                     83,250
Jerome L. Robinson...........................                                                     89,375
Lawrence J. Sheehan..........................                                                     91,250
Dr. Fernando Sisto...........................                                                     98,750
Wayne W. Whalen..............................                                                     93,375
William S. Woodside..........................                                                     79,125


---------------

(1) The "Registrant" is the Trust, which currently consists of eight operating series. As indicated in the other explanatory notes, the amounts in the table relate to the applicable trustees during the Registrant's last fiscal year ended December 31, 1995 or the Fund Complex' last calendar year ended December 31, 1995.



(2) Messrs. Powell and McDonnell, trustees of the Trust, are affiliated persons of the Adviser and are not eligible for compensation or retirement benefits from the Registrant. Messrs. Branagan, Caruso, Hilsman, Powell, Rees, Sheehan, Sisto and Woodside were elected by shareholders to the Board of Trustees on July 21, 1995. Ms. Heagy was appointed to the Board of Trustees on September 7, 1995. Mr. Gaughan retired from the Board of Trustees on January 26, 1996. Messrs. Caruso, Rees and Sheehan were removed from the Board of Trustees effective September 7, 1995, January 29, 1996 and January 29, 1996, respectively.

(3) The amounts shown in this column are accumulated from the Aggregate Compensation before Deferral of each series in operation during the Registrant's fiscal year ended December 31, 1995. The following trustees deferred compensation from the Trust during the fiscal year ended December
    31, 1995: Dr. Caruso, $     ; Mr. Gaughan, $     ; Ms. Heagy, $     ; Mr.
    Kennedy, $     ; Mr. Miller, $     ; Mr. Nelson, $     ; Mr. Robinson,
    $     ; Dr. Sisto, $     ; and Mr. Whalen, $     . Amounts deferred are
    retained by the Fund and earn a rate of return determined by reference to the return on the common shares of the Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, its is anticipated that the Fund will invest in securities of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from the Trust as of December 31, 1995 is as follows: Dr.
    Caruso, $     ; Mr. Gaughan, $     ; Ms. Heagy, $     ; Mr. Kennedy, $     ;
    Mr. Miller, $     ; Mr. Nelson, $     ; Mr. Rees, $     ; Mr. Robinson,
    $     ; Dr. Sisto, $     ; and Mr. Whalen, $     . The deferred compensation
    plan is described above the Compensation Table.



(4) The amounts shown in this column are accumulated from the Aggregate Retirement Benefits accrued by each series in operation during the Registrant's fiscal year ended December 31, 1995. The retirement plan is described above the Compensation Table.



(5) The amounts shown in this column are the maximum annual benefit payable per year for the 10-year period commencing in the year of such trustee's retirement by the Registrant (based on $2,500 per series for each series of the Registrant in operation) assuming: the trustee has 10 or more years of service on the Board of the respective series and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than five years of service may receive reduced retirement benefits from a series. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap.



(6) The amounts shown in this column are accumulated from the Aggregate Compensation before Deferral of each of the 46 mutual funds in the Fund Complex as of December 31, 1995. The following trustees deferred compensation from the Registrant and the Fund Complex during the calendar year ended December 31, 1995 as follows: Dr. Caruso, $41,750; Mr. Gaughan, $57,750; Ms. Heagy, $8,750; Mr. Kennedy, $65,875; Mr. Miller, $65,875; Mr.
    Nelson, $65,875; Mr. Rees, $8,375; Mr. Robinson, $62,375; Dr. Sisto,
    $30,260; and Mr. Whalen, $65,625. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return of the common shares of the Fund or other mutual funds in the Fund Complex as selected by the respective Non-Affiliated Trustee. To the extent permitted by the 1940 Act, it is anticipated that the Fund will invest in securities of those mutual funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap commenced on July 22, 1995 and covered the period between July 22, 1995 and December 31, 1995. Compensation received prior to July 22, 1995 was not subject to the cap. For the calendar year ended December 31, 1995, while certain trustees received compensation over $84,000 in the aggregate, no trustee received compensation in excess of the pro rata amount of the Fund Complex cap for the period July 22, 1995 through December 31, 1995. In addition to the amounts set forth above, certain trustees received lump sum retirement benefit distributions not subject to the cap in 1995 related to three mutual funds that ceased investment operations during 1995 as follows: Mr. Gaughan, $22,136; Mr. Miller, $33,205; Mr. Nelson, $30,851; Mr. Robinson, $11,068; and Mr. Whalen, $27,332. The Adviser and its affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. Powell, McDonnell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Adviser and its affiliates, Mr. Whalen received Total Compensation of $268,857 during the calendar year ended December 31, 1995.



  As of April   , 1996, the trustees and officers as a group owned less than 1%
of the shares of the Fund. As of April   , 1996, no trustee or officer of the
Fund owns or would be able to acquire 5% or more of the common stock of VK/AC Holding, Inc.



  [As of April   , 1996, the trustees and officers as a group own less than 1%
of the shares of the Fund.]



  [To the knowledge of the Fund, as of April   , 1996, no person owned of record
or beneficially 5% or more of the Fund's Class A Shares or Class B Shares.]



  [As of April   , 1996, the following persons owned of record or beneficially
5% or more of the Fund's Class C Shares: Helen Friedman, 74 Hillside Avenue, Short Hills, NJ 07078-2054, 12%; Edward D. Jones and

Co. F/A/O, William J. Cole TTEE, U/A DTD 12/30/86, EDJ #398-03812-1-8, P.O. Box 2500, Maryland Heights, MO 63043-8500, 6%; Stanley and Robert Joseph Holuba, Co. TR, U/A 11/09/87, ART 9TH, Stanley Joseph Holuba Trust, 2 Hackensack Avenue, Kearny, NJ 07032-4611, 12%; Swanson Corporation, 2 Hackensack Avenue, Kearny, NJ 07032-4611, 10%; Edward D. Jones and Co. F/A/O, William J. Cole TTEE, U/A DTD 12/30/86, EDJ #398-03811-1-9, P.O. Box 2500, Maryland Heights, MO 63043-8500,
6%; R.J. Holuba Co. Tr U/A 10/31/86, Stanson Chemicals Trust, Ulwat Stanley Joseph Holuba DECD, 2 Hackensack Avenue, Kearny, NJ 07032-4611, 5%; Stanley J. & Robert J. Holuba Co. Tr, U/A 10/31/86, Article 6, Stanley Joseph Holuba Trust, 2 Hackensack Avenue, Kearny, NJ 07032-4611, 10%; and Robert Joseph Holuba, 2 Hackensack Avenue, Kearny, NJ 07032-4611, 7%.]


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT


  The Fund's portfolio is managed by Van Kampen American Capital Investment Advisory Corp. (the "Adviser") which is a wholly-owned subsidiary of Van Kampen American Capital, Inc. (the "Van Kampen American Capital"), a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is controlled, through an ownership of a substantial majority of its common stock by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C&D L.P."), a Connecticut limited partnership. C&D L.P. is managed by Clayton, Dubilier & Rice, Inc., a New York-based private investment firm. Clayton & Dubilier Associates IV Limited Partnership ("C&D Associates L.P.") is the general partner of C&D L.P. The general partners of C&D Associates L.P. are Joseph L. Rice, III, B. Charles Ames, William A. Barbe, Alberto Cribiore, Donald J. Gogel, Leon J. Hendrix, Jr., Hubbard C. Howe and Andrall E. Pearson, each of whom is a principal of Clayton, Dubilier & Rice, Inc. Certain officers, directors and employees of Van Kampen American Capital own, in the aggregate, not more than 7% of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 13% of the common stock of VK/AC Holding, Inc. The address of Clayton, Dubilier & Rice, Inc. is 126 East 56th Street, New York, New York 10022 and the address of each of C&D Associates L.P., C&D L.P. and CDV Holding, Inc. is 270 Greenwich Avenue, Greenwich, Connecticut 06830. Presently, and after giving effect to the exercise of stock options, no officer or trustee of the Fund owns or would own 5% or more of the common stock of VK/AC Holding, Inc.


  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees of the Trust and officers of the Fund if duly elected to such positions.

  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The investment advisory agreement for the Fund will be submitted for approval by the shareholders of the Fund at the first meeting of shareholders held after commencement of operations. The investment advisory agreement for the Fund will continue in effect from year to year if specifically approved by the trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.

  For the year ending December 31, 1994 and the period ended December 31, 1993, the Fund recognized advisory expenses of $0 and $0, respectively.

OTHER AGREEMENTS

  SUPPORT SERVICES AGREEMENT. Under a support services agreement with the Distributor which terminated as of July 10, 1995 concurrent with the Fund's change in transfer agent, the Fund received support services for shareholders, including the handling of all written and telephonic communications, except initial order entry and other distribution related communications. Payment by the Fund for such services was made on cost basis for the employment of the personnel and the equipment necessary to render the support services. At such time, the Fund, and the other Van Kampen American Capital mutual funds distributed by the Distributor, shared such costs proportionately among themselves based upon their respective net asset values.

  For the year ending December 31, 1994 and the period ended December 31, 1993, the Fund recognized expenses of approximately $16,475 and $3,270, respectively, representing the Distributor's cost of providing certain support services.

  ACCOUNTING SERVICES AGREEMENT. The Fund has also entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares equally with the other Van Kampen American Capital mutual funds advised by the Adviser and distributed by the Distributor in the cost of providing such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets per fund.

  For the year ending December 31, 1994 and the period ended December 31, 1993, the Fund recognized expenses of approximately $4,055 and $1,526, respectively, representing the Adviser's cost of providing accounting services.

  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the VK Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.

  For the year ending December 31, 1994 and the period ended December 31, 1993, the Fund recognized expenses of approximately $8,086 and $4,800, respectively, representing Van Kampen American Capital's cost of providing legal services.

                       CUSTODIAN AND INDEPENDENT AUDITORS

  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

  The independent auditors for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent auditors will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund's Adviser may take into consideration that certain firms (i) provide market, statistical or other research information to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and that certain firms and (iii) may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters. If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                             TAX STATUS OF THE FUND

  The Trust and each of its series, including the Fund, will be treated as separate corporations for income tax purposes. The Fund will be subject to tax if, among other things, it fails to distribute net capital gains, or if its annual distributions, as a percentage of its income, are less than the distributions required by tax laws.

                                THE DISTRIBUTOR

  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is currently the nation's 5th largest broker-sold mutual fund group according to Strategic Insight. Van Kampen American Capital's roots in money management extend back to 1926. Today, Van Kampen American Capital manages or supervises more than $50 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to Van Kampen American Capital in more than 2 million investor accounts. Van Kampen American Capital has one of the largest research teams (outside of the rating agencies) in the country, with 86 analysts devoted to various specializations.

  Shares of the Fund are offered through the Distributor, One Parkview Plaza, Oakbrook Terrace, IL 60181. The Distributor is a wholly owned subsidiary of Van Kampen American Capital, Inc., which is a subsidiary of VK/AC Holding, Inc., a Delaware corporation that is controlled through an ownership of a substantial majority of its common stock, by The Clayton & Dubilier Private Equity Fund IV Limited Partnership ("C & D L.P."), a Connecticut limited partnership. In addition, certain officers, directors and employees of Van Kampen American Capital, Inc., and its subsidiaries own, in the aggregate not more than 7% of the common stock of VK/AC Holding, Inc. and have the right to acquire, upon the exercise of options, approximately an additional 11% of the common stock of VK/AC Holding, Inc. C & D L.P. is managed by Clayton, Dubilier & Rice, Inc. Clayton & Dubilier Associates IV Limited Partnership ("C & D Associates L.P.") is the general partner of C & D L.P. Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. Shares of the Fund may not be purchased from the Distributor for consideration other than cash. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans." The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor of each class of the Fund's shares, sub-agreements between the Distributor and members of the NASD acting as securities dealers and NASD members or eligible non-members acting as brokers or agents and similar agreements between the Fund and financial intermediaries acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  Under the Distribution and Service Agreement and the Selling Agreements, financial intermediaries that sold shares prior to July 1, 1987, or prior to the beginning of the calendar quarter in which the Selling Agreement between the Fund and such financial intermediary was approved by the Fund's Board of Trustees (an "Implementation Date") are not eligible to receive compensation pursuant to such Distribution and Service Agreement and/or Selling Agreement. To the extent that there remain outstanding shares of the Fund that were purchased prior to all Implementation Dates, the percentage of the total average daily net asset value of a class of shares that may be utilized pursuant to the Distribution and Service Agreement will be less than the maximum percentage amount permissible with respect to such class of shares under the Distribution and Service Agreement.

  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.

  For the year ended December 31, 1994, the Fund has recognized expenses under the Plans of $46,785, $174,932 and $28,679 for the Class A Shares, Class B Shares and Class C Shares, respectively, of which $38,320, $35,205 and $2,052 represent payments to financial intermediaries under the Selling Agreements for Class A Shares, Class B Shares and Class C Shares, respectively. For the year ended December 31, 1994, the Fund has reimbursed the Distributor $4,083 and $3,862 for advertising expenses, and $1,630 and $4,652 for compensation of the Distributor's sales personnel for the Class A Shares and Class B Shares, respectively.

                                 LEGAL COUNSEL

  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom, Chicago,
Illinois.

                            PERFORMANCE INFORMATION

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. CDSC Shares may be subject to a contingent deferred sales charge. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC Shares imposed at the time of redemption were reflected, it would reduce the performance quoted.

CLASS A SHARES

  The average total return including payment of the sales charge with respect to the Class A Shares for (i) the one year period ending December 31, 1994 was (6.22%) and (ii) the approximately one year seven month period from May 28, 1993 (the commencement of investment operations of the Fund) through December 31, 1994 was 0.67%.

  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1994 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.68%. The tax-equivalent yield with respect to the Class A Shares for the 30 day period ending December 30, 1994 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 7.31%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1994 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.93%.

  The Class A Shares cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1994 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 1.06%.

  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1994 was 4.18%.

CLASS B SHARES

  The average total return including payment of CDSC with respect to the Class B Shares for (i) the one year period ended December 31, 1994 was (6.80%) and (ii) the approximately one year seven month period of May 28, 1993 (commencement of distribution) through December 31, 1994 was 0.32%.

  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1994 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.07%. The tax-equivalent yield with respect to the Class B Shares for the 30 day period ending December 30, 1994 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.36%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1994 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.31%.

  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1994 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 0.50%.

  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1994 was 2.90%.

CLASS C SHARES

  The average total return including payment of sales charge with respect to the Class C Shares for (i) the one year period ended December 31, 1994 was (4.96%) and (ii) the approximately one year period of August 13, 1993 (commencement of distribution) through December 31, 1994 was (3.32%).

  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1994 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.07%. The tax-equivalent yield with respect to the Class C shares for the 30 day period ending December 30, 1994 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.36%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1994 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.32%.

  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1994 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was (4.13%).

  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1994 was (4.13%).

                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

     List all financial statements and exhibits as part of the Registration Statement.

     (A) FINANCIAL STATEMENTS:


     For Van Kampen American Capital Intermediate Term Municipal Income Fund (formerly known as Van Kampen American Capital Limited Term Municipal Income
Fund):


     Included in Part A of such Registration Statement:

      Financial Highlights

     Included in Part B of such Registration Statement:

      Independent Auditors' Report

      Financial Statements

      Notes to Financial Statements

     For each of Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital California Insured Tax Free Fund and Van Kampen American Capital Municipal Income Fund included in Post-Effective Amendment No. 37 to the Registration Statement of the Registrant.


     For each of Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund, Van Kampen American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund included in Post-Effective Amendment No. 38 to the Registration Statement of the Registrant.


     For each of Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund are not included herein because each is a new registrant.

     (B) EXHIBITS:


       (1) (a) Form of Agreement and Declaration of Trust(37)
           (b) Form of Certificate of Designation for:
                   (i) Van Kampen American Capital Insured Tax Free Income Fund(37)
                  (ii) Van Kampen American Capital Tax Free High Income Fund(38)
                 (iii) Van Kampen American Capital California Insured Tax Free Fund(37)
                  (iv) Van Kampen American Capital Municipal Income Fund(37)
                   (v) Van Kampen American Capital Intermediate Term Municipal Income Fund++
                  (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund(38)
                 (vii) Van Kampen American Capital New Jersey Tax Free Income Fund(38)
                (viii) Van Kampen American Capital New York Tax Free Income Fund(38)
                  (ix) Van Kampen American Capital California Tax Free Income Fund++
                   (x) Van Kampen American Capital Michigan Tax Free Income Fund++
                  (xi) Van Kampen American Capital Missouri Tax Free Income Fund++
                 (xii) Van Kampen American Capital Ohio Tax Free Income Fund++
       (2)     Form of By-Laws(37)
       (4)     Form of Specimen certificate of share of beneficial interest in
                   (i) Van Kampen American Capital Insured Tax Free Income Fund
                       1. Class A Shares(37)
                       2. Class B Shares(37)
                       3. Class C Shares(37)
                  (ii) Van Kampen American Capital Tax Free High Income Fund
                       1. Class A Shares(38)
                       2. Class B Shares(38)
                       3. Class C Shares(38)

                 (iii) Van Kampen American Capital California Insured Tax Free Fund
                       1. Class A Shares(37)
                       2. Class B Shares(37)
                       3. Class C Shares(37)
                  (iv) Van Kampen American Capital Municipal Income Fund
                       1. Class A Shares(37)
                       2. Class B Shares(37)
                       3. Class C Shares(37)
                   (v) Van Kampen American Capital Intermediate Term Municipal Income Fund
                       1. Class A Shares++
                       2. Class B Shares++
                       3. Class C Shares++
                  (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund
                       1. Class A Shares(38)
                       2. Class B Shares(38)
                       3. Class C Shares(38)
                 (vii) Van Kampen American Capital New Jersey Tax Free Income Fund
                       1. Class A Shares(38)
                       2. Class B Shares(38)
                       3. Class C Shares(38)
                (viii) Van Kampen American Capital New York Tax Free Income Fund
                       1. Class A Shares(38)
                       2. Class B Shares(38)
                       3. Class C Shares(38)
                  (ix) Van Kampen American Capital California Tax Free Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
                   (x) Van Kampen American Capital Michigan Tax Free Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
                  (xi) Van Kampen American Capital Missouri Tax Free Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
                 (xii) Van Kampen American Capital Ohio Tax Free Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
       (5)  Form of Investment Advisory Agreement for
                   (i) Van Kampen American Capital Insured Tax Free Income Fund(37)
                  (ii) Van Kampen American Capital Tax Free High Income Fund(38)
                 (iii) Van Kampen American Capital California Insured Tax Free Fund(37)
                  (iv) Van Kampen American Capital Municipal Income Fund(37)
                   (v) Van Kampen American Capital Intermediate Term Municipal Income Fund++
                  (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund(38)
                 (vii) Van Kampen American Capital New Jersey Tax Free Income Fund(38)
                (viii) Van Kampen American Capital New York Tax Free Income Fund(38)
                  (ix) Van Kampen American Capital California Tax Free Income Fund(31)
                   (x) Van Kampen American Capital Michigan Tax Free Income Fund(31)
                  (xi) Van Kampen American Capital Missouri Tax Free Income Fund(31)
                 (xii) Van Kampen American Capital Ohio Tax Free Income Fund(31)

       (6) (a)  Form of Distribution and Service Agreement(37)
           (b)  Form of Dealer Agreement(37)
           (c)  Form of Broker Agreement(37)
           (d)  Form of Bank Agreement(37)
       (8) (a)  Form of Custodian Agreement for
                   (i) Van Kampen American Capital Insured Tax Free Income Fund(6)
                  (ii) Van Kampen American Capital Tax Free High Income Fund(6)
                 (iii) Van Kampen American Capital California Insured Tax Free Fund(2)
                  (iv) Van Kampen American Capital Municipal Income Fund(10) and (6)
                   (v) Van Kampen American Capital Intermediate Term Municipal Income Fund(19)
                       and (6)
                  (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund(23) and (6)
                 (vii) Van Kampen American Capital New Jersey Tax Free Income Fund(29) and (6)
                (viii) Van Kampen American Capital New York Tax Free Income Fund(29) and (6)
                  (ix) Van Kampen American Capital California Tax Free Income Fund(31) and (6)
                   (x) Van Kampen American Capital Michigan Tax Free Income Fund(31) and (6)
                  (xi) Van Kampen American Capital Missouri Tax Free Income Fund(31) and (6)
                 (xii) Van Kampen American Capital Ohio Tax Free Income Fund(31) and (6)
           (b)  Form of Transfer Agency Agreement(37)
       (9) (a)  Form of Fund Accounting Agreement(37)
           (b)  Form of Legal Services Agreement(37)
      (10)      Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom
                   (i) Van Kampen American Capital Insured Tax Free Income Fund(37)
                  (ii) Van Kampen American Capital Tax Free High Income Fund(38)
                 (iii) Van Kampen American Capital California Insured Tax Free Fund(37)
                  (iv) Van Kampen American Capital Municipal Income Fund(37)
                   (v) Van Kampen American Capital Intermediate Term Municipal Income Fund(38)
                  (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund(38)
                 (vii) Van Kampen American Capital New Jersey Tax Free Income Fund(38)
                (viii) Van Kampen American Capital New York Tax Free Income Fund(38)
                  (ix) Van Kampen American Capital California Tax Free Income Fund++
                   (x) Van Kampen American Capital Michigan Tax Free Income Fund++
                  (xi) Van Kampen American Capital Missouri Tax Free Income Fund++
                 (xii) Van Kampen American Capital Ohio Tax Free Income Fund++
      (11)      Consents of KPMG Peat Marwick LLP
                   (i) Van Kampen American Capital Insured Tax Free Income Fund(37)
                  (ii) Van Kampen American Capital Tax Free High Income Fund(38)
                 (iii) Van Kampen American Capital California Insured Tax Free Fund(37)
                  (iv) Van Kampen American Capital Municipal Income Fund(37)
                   (v) Van Kampen American Capital Intermediate Term Municipal Income Fund++
                  (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund(38)
                 (vii) Van Kampen American Capital New Jersey Tax Free Income Fund(38)
                (viii) Van Kampen American Capital New York Tax Free Income Fund(38)
                  (ix) Van Kampen American Capital California Tax Free Income Fund(31)
                   (x) Van Kampen American Capital Michigan Tax Free Income Fund(31)
                  (xi) Van Kampen American Capital Missouri Tax Free Income Fund(31)
                 (xii) Van Kampen American Capital Ohio Tax Free Income Fund(31)
      (13)      Letter of understanding relating to initial capital(1)
      (15) (a)  Form of Distribution Plan Pursuant to Rule 12b-1(37)
           (b)  Form of Shareholder Assistance Agreement(37)
           (c)  Form of Administrative Services Agreement(37)
           (d)  Form of Service Plan(37)

                     (16) (a) Computation of Performance Quotations for
                   (i) Van Kampen American Capital Insured Tax Free Income Fund(35)
                  (ii) Van Kampen American Capital Tax Free High Income Fund(35)
                 (iii) Van Kampen American Capital California Insured Tax Free Fund(35)
                  (iv) Van Kampen American Capital Municipal Income Fund(35)
                   (v) Van Kampen American Capital Intermediate Term Municipal Income Fund(35)
                  (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund(35)
                 (vii) Van Kampen American Capital New Jersey Tax Free Income Fund(35)
                (viii) Van Kampen American Capital New York Tax Free Income Fund(35)
      (17) (a) List of certain investment companies in response to Item 29(a)++
           (b) List of officers and directors of Van Kampen American Capital Distributors, Inc.
               in response to Item 29(b)++
      (24) Power of Attorney(38)
      (27) Financial Data Schedules+


---------------
 (1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed August 15, 1985.
 (2) Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed May 9, 1986.
 (6) Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration on Form N-1A, File Number 2-99715, filed February 22, 1988.
(10) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed May 25, 1990.
(19) Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, File Number 299715 filed February 12, 1993.
(20) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, File Number 299715 filed March 1, 1993.
(23) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Number 2-99715 filed April 30, 1993.
(26) Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed December 30, 1993.
(27) Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on February 25, 1994.
(29) Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 5, 1994.
(31) Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on September 30, 1994.
(35) Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 24, 1995.
(37) Incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on August 1, 1995.

(38) Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on August 18, 1995.

 + Filed herewith.
++ To be filed by amendment.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

     As of February 26, 1996:



                                                                               (2)
                                                                              NUMBER
                                                                                OF
                                        (1)                                   RECORD
                                   TITLE OF CLASS                             HOLDERS
         ------------------------------------------------------------------   ------
Shares of Beneficial Interest, without par value:
     (i) Van Kampen American Capital Insured Tax Free Income Fund
                                                                              49,180
         Class A Shares....................................................
                                                                               1,824
         Class B Shares....................................................
                                                                                 124
         Class C Shares....................................................
    (ii) Van Kampen American Capital Tax Free High Income Fund
                                                                              22,860
         Class A Shares....................................................
                                                                               3,774
         Class B Shares....................................................
                                                                                 225
         Class C Shares....................................................
   (iii) Van Kampen American Capital California Insured Tax Free Fund
                                                                               3,572
         Class A Shares....................................................
                                                                                 675
         Class B Shares....................................................
                                                                                  45
         Class C Shares....................................................
    (iv) Van Kampen American Capital Municipal Income Fund
                                                                              25,097
         Class A Shares....................................................
                                                                               6,718
         Class B Shares....................................................
                                                                                 117
         Class C Shares....................................................
     (v) Van Kampen American Capital Intermediate
         Term Municipal Income Fund
                                                                                 569
         Class A Shares....................................................
                                                                                 500
         Class B Shares....................................................
                                                                                  47
         Class C Shares....................................................
    (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund
                                                                                 434
         Class A Shares....................................................
                                                                                 361
         Class B Shares....................................................
                                                                                  25
         Class C Shares....................................................
   (vii) Van Kampen American Capital New Jersey Tax Free Income Fund
                                                                                 238
         Class A Shares....................................................
                                                                                 264
         Class B Shares....................................................
                                                                                  22
         Class C Shares....................................................
  (viii) Van Kampen American Capital New York Tax Free Income Fund
                                                                                 242
         Class A Shares....................................................
                                                                                 306
         Class B Shares....................................................
                                                                                  20
         Class C Shares....................................................
    (ix) Van Kampen American Capital California Tax Free Income Fund
                                                                                   0
         Class A Shares....................................................
                                                                                   0
         Class B Shares....................................................
                                                                                   0
         Class C Shares....................................................
     (x) Van Kampen American Capital Michigan Tax Free Income Fund
                                                                                   0
         Class A Shares....................................................
                                                                                   0
         Class B Shares....................................................
                                                                                   0
         Class C Shares....................................................
    (xi) Van Kampen American Capital Missouri Tax Free Income Fund
                                                                                   0
         Class A Shares....................................................
                                                                                   0
         Class B Shares....................................................
                                                                                   0
         Class C Shares....................................................
   (xii) Van Kampen American Capital Ohio Tax Free Income Fund
                                                                                   0
         Class A Shares....................................................
                                                                                   0
         Class B Shares....................................................
                                                                                   0
         Class C Shares....................................................

ITEM 27. INDEMNIFICATION.

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.

     Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officers or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "Investment Advisory Services" in the Prospectus and "Investment Advisory and Other Services" and "Officers and Trustees" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser reference is made to the Adviser's current Form ADV (File No. 801-18161) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) The sole principal underwriter is Van Kampen American Capital Distributors, Inc., which acts as principal underwriter for certain investment companies and unit investment trusts set forth in Exhibit 17(a) incorporated by reference herein.

     (b) Van Kampen American Capital Distributors, Inc., which is an affiliated person of an affiliated person of Registrant, is the sole principal underwriter for Registrant. The name, principal business address and positions and offices with Van Kampen American Capital Distributors, Inc. of each of the directors and officers thereof are set forth in Exhibit 17(b). Except as disclosed under the heading "Officers and Trustees" in Part B of this Registration Statement, none of such persons has any position or office with Registrant.

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.


     All accounts, books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, ACCESS Investors Services, Inc., 7501 Tiffany Springs Parkway, Kansas City, Missouri 64153, or at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.

     (a) Not applicable.

     (b) The Registrant undertakes to file a post-effective amendment to the Registration Statement to add financial statements, which need not be certified, within four to six months from the effective date of this Registration Statement for each of the Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund.

     (c) The Registrant provides the information required by Item 5A in the respective annual reports to shareholders of Registrant's series and hereby undertakes to furnish without charge to each person to whom a prospectus is delivered for a particular series with a copy of the latest annual report to shareholders of such series.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, VAN KAMPEN AMERICAN CAPITAL TAX FREE TRUST, HAS DULY CAUSED THIS AMENDMENT TO THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF OAKBROOK TERRACE, AND THE STATE OF ILLINOIS, ON THE 28TH DAY OF FEBRUARY, 1996.


                                          VAN KAMPEN AMERICAN CAPITAL TAX FREE
                                          TRUST

                                          By:      /s/  RONALD A. NYBERG
                                             -----------------------------------
                                                       Ronald A. Nyberg
                                                 Vice President and Secretary


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THIS REGISTRATION STATEMENT HAS BEEN SIGNED ON FEBRUARY 28, 1996 BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED:




                 SIGNATURES                     TITLE
                 ----------                     -----

           /s/  DONALD C. MILLER *              Chairman of the Board and Trustee
---------------------------------------------
              Donald C. Miller

Chief Executive Officer:

          /s/  DENNIS J. McDONNELL*             President and Trustee
---------------------------------------------
             Dennis J. McDonnell

Chief Financial and Accounting Officer:

         /s/  EDWARD C. WOOD, III *             Vice President and Treasurer
---------------------------------------------
             Edward C. Wood, III

Trustees:

          /s/  J. MILES BRANAGAN *              Trustee
---------------------------------------------
              J. Miles Branagan

---------------------------------------------
               Linda H. Heagy

            /s/  ROGER HILSMAN *                Trustee
---------------------------------------------
                Roger Hilsman

           /s/  R. CRAIG KENNEDY *              Trustee
---------------------------------------------
              R. Craig Kennedy

            /s/  JACK E. NELSON *               Trustee
---------------------------------------------
               Jack E. Nelson

            /s/  DON G. POWELL *                Trustee
---------------------------------------------
                Don G. Powell

           /s/  JEROME L. ROBINSON *            Trustee
---------------------------------------------
             Jerome L. Robinson

                 SIGNATURES                     TITLE
                 ----------                     -----
            /s/  FERNANDO SISTO *               Trustee
---------------------------------------------
               Fernando Sisto

           /s/  WAYNE W. WHALEN *               Trustee
---------------------------------------------
               Wayne W. Whalen

          /s/  WILLIAM S. WOODSIDE*             Trustee
---------------------------------------------
             William S. Woodside

---------------
*Signed by Ronald A. Nyberg pursuant to a power of attorney.

            /s/  RONALD A. NYBERG
---------------------------------------------                             February 28, 1996
              Ronald A. Nyberg
              Attorney-in-Fact

                            SCHEDULE OF EXHIBITS TO

                    POST-EFFECTIVE AMENDMENT 39 TO FORM N-1A


                  AS SUBMITTED TO THE SECURITIES AND EXCHANGE


                        COMMISSION ON FEBRUARY 29, 1996



     EXHIBIT
     NUMBER                                          EXHIBIT
     -----                                           ------
      (27) Financial Data Schedules